Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harris Associates Investment Trust
Entity Central Index Key	0000872323
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000007554
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Investor Class
Trading Symbol	OAKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Investor Class returned 2.19% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Targa Resources Corp. led the positive contributors followed by ConocoPhillips and Merck & Co., Inc. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Investor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$10,000	$10,000	$10,000
6/30/2016	$10,133	$10,246	$10,458
9/30/2016	$10,997	$10,640	$10,822
12/31/2016	$11,909	$11,047	$11,545
3/31/2017	$12,399	$11,717	$11,922
6/30/2017	$12,872	$12,079	$12,083
9/30/2017	$13,613	$12,620	$12,459
12/31/2017	$14,427	$13,459	$13,122
3/31/2018	$14,301	$13,357	$12,751
6/30/2018	$14,605	$13,815	$12,901
9/30/2018	$15,224	$14,881	$13,636
12/31/2018	$12,591	$12,869	$12,038
3/31/2019	$14,206	$14,625	$13,474
6/30/2019	$14,663	$15,255	$13,992
9/30/2019	$14,360	$15,514	$14,182
12/31/2019	$15,988	$16,921	$15,232
3/31/2020	$11,125	$13,605	$11,161
6/30/2020	$13,684	$16,399	$12,756
9/30/2020	$14,530	$17,864	$13,469
12/31/2020	$18,050	$20,034	$15,658
3/31/2021	$20,852	$21,271	$17,421
6/30/2021	$22,708	$23,089	$18,328
9/30/2021	$23,129	$23,224	$18,185
12/31/2021	$24,223	$25,785	$19,598
3/31/2022	$23,586	$24,599	$19,453
6/30/2022	$19,391	$20,638	$17,078
9/30/2022	$19,027	$19,631	$16,119
12/31/2022	$20,986	$21,115	$18,121
3/31/2023	$22,686	$22,698	$18,303
6/30/2023	$24,647	$24,682	$19,049
9/30/2023	$24,325	$23,874	$18,446
12/31/2023	$27,469	$26,665	$20,198
3/31/2024	$30,291	$29,480	$22,013
6/30/2024	$29,085	$30,743	$21,536
9/30/2024	$31,232	$32,553	$23,567
12/31/2024	$31,869	$33,337	$23,100
3/31/2025	$32,233	$31,913	$23,593
6/30/2025	$33,638	$35,405	$24,487
9/30/2025	$34,709	$38,281	$25,792
12/31/2025	$36,367	$39,298	$26,774
3/31/2026	$35,468	$37,594	$27,337

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	10.04%	11.21%	13.50%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 24,434,684,995
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 73,742,898
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$24,434,684,995
# of Portfolio Holdings	61
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$73,742,898

Holdings [Text Block]

Sector allocation

Table Summary
Financials	34.1%
Energy	11.4%
Health Care	10.7%
Industrials	9.2%
Consumer Discretionary	7.6%
Communication Services	7.6%
Information Technology	7.3%
Consumer Staples	4.0%
Materials	3.9%
Real Estate	0.7%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Targa Resources Corp.	3.4%
ConocoPhillips	3.3%
Intercontinental Exchange, Inc.	2.7%
Merck & Co., Inc.	2.7%
Corteva, Inc.	2.7%
Airbnb, Inc., Class A	2.6%
Salesforce, Inc.	2.5%
Phillips 66	2.4%
Willis Towers Watson PLC	2.4%
Keurig Dr. Pepper, Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174795
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Advisor
Trading Symbol	OAYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Advisor Class returned 2.28% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Targa Resources Corp. led the positive contributors followed by ConocoPhillips and Merck & Co., Inc. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$100,000	$100,000	$100,000
6/30/2016	$101,329	$102,455	$104,583
9/30/2016	$109,973	$106,402	$108,224
12/31/2016	$119,142	$110,471	$115,449
3/31/2017	$124,088	$117,172	$119,223
6/30/2017	$128,853	$120,791	$120,826
9/30/2017	$136,329	$126,203	$124,590
12/31/2017	$144,524	$134,588	$131,224
3/31/2018	$143,273	$133,567	$127,506
6/30/2018	$146,375	$138,153	$129,005
9/30/2018	$152,629	$148,806	$136,363
12/31/2018	$126,280	$128,688	$120,376
3/31/2019	$142,506	$146,251	$134,742
6/30/2019	$147,113	$152,545	$139,922
9/30/2019	$144,097	$155,136	$141,819
12/31/2019	$160,490	$169,207	$152,325
3/31/2020	$111,700	$136,046	$111,608
6/30/2020	$137,430	$163,994	$127,558
9/30/2020	$145,967	$178,638	$134,692
12/31/2020	$181,376	$200,339	$156,583
3/31/2021	$209,655	$212,710	$174,207
6/30/2021	$228,427	$230,894	$183,280
9/30/2021	$232,798	$232,238	$181,850
12/31/2021	$243,931	$257,847	$195,980
3/31/2022	$237,685	$245,990	$194,535
6/30/2022	$195,501	$206,383	$170,781
9/30/2022	$191,938	$196,306	$161,187
12/31/2022	$211,805	$211,148	$181,208
3/31/2023	$229,060	$226,978	$183,031
6/30/2023	$248,988	$246,821	$190,488
9/30/2023	$245,881	$238,742	$184,460
12/31/2023	$277,769	$266,654	$201,979
3/31/2024	$306,466	$294,802	$220,128
6/30/2024	$294,413	$307,431	$215,360
9/30/2024	$316,276	$325,528	$235,668
12/31/2024	$322,871	$333,371	$231,000
3/31/2025	$326,713	$319,128	$235,933
6/30/2025	$341,125	$354,049	$244,868
9/30/2025	$352,163	$382,813	$257,919
12/31/2025	$369,153	$392,977	$267,743
3/31/2026	$360,203	$375,944	$273,366

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	10.25%	11.43%	13.67%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 24,434,684,995
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 73,742,898
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$24,434,684,995
# of Portfolio Holdings	61
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$73,742,898

Holdings [Text Block]

Sector allocation

Table Summary
Financials	34.1%
Energy	11.4%
Health Care	10.7%
Industrials	9.2%
Consumer Discretionary	7.6%
Communication Services	7.6%
Information Technology	7.3%
Consumer Staples	4.0%
Materials	3.9%
Real Estate	0.7%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Targa Resources Corp.	3.4%
ConocoPhillips	3.3%
Intercontinental Exchange, Inc.	2.7%
Merck & Co., Inc.	2.7%
Corteva, Inc.	2.7%
Airbnb, Inc., Class A	2.6%
Salesforce, Inc.	2.5%
Phillips 66	2.4%
Willis Towers Watson PLC	2.4%
Keurig Dr. Pepper, Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174796
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	Institutional
Trading Symbol	OANMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Institutional Class returned 2.31% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Targa Resources Corp. led the positive contributors followed by ConocoPhillips and Merck & Co., Inc. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$250,000	$250,000	$250,000
6/30/2016	$253,322	$256,138	$261,458
9/30/2016	$274,932	$266,005	$270,559
12/31/2016	$297,814	$276,177	$288,623
3/31/2017	$310,178	$292,931	$298,056
6/30/2017	$322,132	$301,977	$302,064
9/30/2017	$340,822	$315,507	$311,474
12/31/2017	$361,350	$336,471	$328,061
3/31/2018	$358,265	$333,917	$318,766
6/30/2018	$366,064	$345,383	$322,514
9/30/2018	$381,747	$372,015	$340,908
12/31/2018	$315,876	$321,719	$300,940
3/31/2019	$356,552	$365,627	$336,854
6/30/2019	$368,167	$381,363	$349,805
9/30/2019	$360,717	$387,840	$354,546
12/31/2019	$401,767	$423,017	$380,812
3/31/2020	$279,693	$340,114	$279,021
6/30/2020	$344,249	$409,985	$318,895
9/30/2020	$365,617	$446,594	$336,730
12/31/2020	$454,371	$500,847	$391,458
3/31/2021	$525,298	$531,774	$435,517
6/30/2021	$572,415	$577,234	$458,199
9/30/2021	$583,362	$580,594	$454,626
12/31/2021	$611,275	$644,617	$489,951
3/31/2022	$595,624	$614,974	$486,337
6/30/2022	$489,913	$515,956	$426,951
9/30/2022	$480,984	$490,764	$402,968
12/31/2022	$530,843	$527,871	$453,019
3/31/2023	$574,141	$567,446	$457,577
6/30/2023	$624,084	$617,053	$476,221
9/30/2023	$616,349	$596,854	$461,149
12/31/2023	$696,360	$666,636	$504,947
3/31/2024	$768,355	$737,006	$550,320
6/30/2024	$738,191	$768,577	$538,400
9/30/2024	$793,107	$813,820	$589,170
12/31/2024	$809,729	$833,426	$577,499
3/31/2025	$819,417	$797,821	$589,834
6/30/2025	$855,616	$885,122	$612,171
9/30/2025	$883,350	$957,034	$644,798
12/31/2025	$926,083	$982,443	$669,358
3/31/2026	$903,741	$939,861	$683,414

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	10.29%	11.46%	13.71%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 24,434,684,995
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 73,742,898
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$24,434,684,995
# of Portfolio Holdings	61
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$73,742,898

Holdings [Text Block]

Sector allocation

Table Summary
Financials	34.1%
Energy	11.4%
Health Care	10.7%
Industrials	9.2%
Consumer Discretionary	7.6%
Communication Services	7.6%
Information Technology	7.3%
Consumer Staples	4.0%
Materials	3.9%
Real Estate	0.7%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Targa Resources Corp.	3.4%
ConocoPhillips	3.3%
Intercontinental Exchange, Inc.	2.7%
Merck & Co., Inc.	2.7%
Corteva, Inc.	2.7%
Airbnb, Inc., Class A	2.6%
Salesforce, Inc.	2.5%
Phillips 66	2.4%
Willis Towers Watson PLC	2.4%
Keurig Dr. Pepper, Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000225884
Shareholder Report [Line Items]
Fund Name	Oakmark Fund
Class Name	R6
Trading Symbol	OAZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund R6 Class returned 2.34% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Targa Resources Corp. led the positive contributors followed by ConocoPhillips and Merck & Co., Inc. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	R6 Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$1,013,286	$1,024,552	$1,045,831
9/30/2016	$1,099,728	$1,064,019	$1,082,235
12/31/2016	$1,191,254	$1,104,710	$1,154,490
3/31/2017	$1,240,712	$1,171,722	$1,192,226
6/30/2017	$1,288,526	$1,207,907	$1,208,256
9/30/2017	$1,363,288	$1,262,027	$1,245,896
12/31/2017	$1,445,401	$1,345,884	$1,312,243
3/31/2018	$1,433,060	$1,335,668	$1,275,064
6/30/2018	$1,464,254	$1,381,532	$1,290,054
9/30/2018	$1,526,986	$1,488,059	$1,363,634
12/31/2018	$1,263,504	$1,286,877	$1,203,758
3/31/2019	$1,426,208	$1,462,509	$1,347,417
6/30/2019	$1,472,668	$1,525,453	$1,399,218
9/30/2019	$1,442,867	$1,551,359	$1,418,186
12/31/2019	$1,607,066	$1,692,067	$1,523,248
3/31/2020	$1,118,772	$1,360,456	$1,116,085
6/30/2020	$1,376,997	$1,639,938	$1,275,580
9/30/2020	$1,462,468	$1,786,375	$1,346,920
12/31/2020	$1,817,684	$2,003,387	$1,565,833
3/31/2021	$2,101,395	$2,127,095	$1,742,068
6/30/2021	$2,290,064	$2,308,937	$1,832,798
9/30/2021	$2,334,053	$2,322,376	$1,818,502
12/31/2021	$2,446,312	$2,578,467	$1,959,803
3/31/2022	$2,383,691	$2,459,896	$1,945,347
6/30/2022	$1,960,951	$2,063,825	$1,707,806
9/30/2022	$1,925,226	$1,963,057	$1,611,871
12/31/2022	$2,124,871	$2,111,485	$1,812,076
3/31/2023	$2,298,601	$2,269,785	$1,830,307
6/30/2023	$2,498,931	$2,468,212	$1,904,884
9/30/2023	$2,468,175	$2,387,417	$1,844,596
12/31/2023	$2,789,006	$2,666,544	$2,019,789
3/31/2024	$3,077,524	$2,948,022	$2,201,279
6/30/2024	$2,956,940	$3,074,309	$2,153,599
9/30/2024	$3,177,485	$3,255,281	$2,356,682
12/31/2024	$3,244,446	$3,333,706	$2,309,998
3/31/2025	$3,283,685	$3,191,284	$2,359,334
6/30/2025	$3,429,337	$3,540,487	$2,448,684
9/30/2025	$3,541,083	$3,828,135	$2,579,194
12/31/2025	$3,712,746	$3,929,772	$2,677,433
3/31/2026	$3,623,844	$3,759,443	$2,733,656

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	10.36%	11.51%	13.74%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 24,434,684,995
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 73,742,898
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$24,434,684,995
# of Portfolio Holdings	61
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$73,742,898

Holdings [Text Block]

Sector allocation

Table Summary
Financials	34.1%
Energy	11.4%
Health Care	10.7%
Industrials	9.2%
Consumer Discretionary	7.6%
Communication Services	7.6%
Information Technology	7.3%
Consumer Staples	4.0%
Materials	3.9%
Real Estate	0.7%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Targa Resources Corp.	3.4%
ConocoPhillips	3.3%
Intercontinental Exchange, Inc.	2.7%
Merck & Co., Inc.	2.7%
Corteva, Inc.	2.7%
Airbnb, Inc., Class A	2.6%
Salesforce, Inc.	2.5%
Phillips 66	2.4%
Willis Towers Watson PLC	2.4%
Keurig Dr. Pepper, Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000007556
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Investor Class
Trading Symbol	OAKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Investor Class returned -0.25% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Industrials and Health Care were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery, Inc. led the positive contributors followed by Targa Resources Corp. and Phillips 66. Paycom Software, Inc., Salesforce, Inc. and Equifax, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Investor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$10,000	$10,000	$10,000
6/30/2016	$10,267	$10,246	$10,458
9/30/2016	$11,069	$10,640	$10,822
12/31/2016	$12,210	$11,047	$11,545
3/31/2017	$12,576	$11,717	$11,922
6/30/2017	$12,812	$12,079	$12,083
9/30/2017	$13,572	$12,620	$12,459
12/31/2017	$14,130	$13,459	$13,122
3/31/2018	$13,579	$13,357	$12,751
6/30/2018	$13,523	$13,815	$12,901
9/30/2018	$13,562	$14,881	$13,636
12/31/2018	$10,615	$12,869	$12,038
3/31/2019	$12,045	$14,625	$13,474
6/30/2019	$12,591	$15,255	$13,992
9/30/2019	$12,159	$15,514	$14,182
12/31/2019	$13,554	$16,921	$15,232
3/31/2020	$9,144	$13,605	$11,161
6/30/2020	$11,271	$16,399	$12,756
9/30/2020	$11,861	$17,864	$13,469
12/31/2020	$15,012	$20,034	$15,658
3/31/2021	$17,426	$21,271	$17,421
6/30/2021	$18,813	$23,089	$18,328
9/30/2021	$19,453	$23,224	$18,185
12/31/2021	$20,123	$25,785	$19,598
3/31/2022	$18,902	$24,599	$19,453
6/30/2022	$15,795	$20,638	$17,078
9/30/2022	$14,855	$19,631	$16,119
12/31/2022	$15,548	$21,115	$18,121
3/31/2023	$17,244	$22,698	$18,303
6/30/2023	$19,384	$24,682	$19,049
9/30/2023	$19,400	$23,874	$18,446
12/31/2023	$22,234	$26,665	$20,198
3/31/2024	$23,617	$29,480	$22,013
6/30/2024	$22,155	$30,743	$21,536
9/30/2024	$23,942	$32,553	$23,567
12/31/2024	$25,381	$33,337	$23,100
3/31/2025	$25,089	$31,913	$23,593
6/30/2025	$26,138	$35,405	$24,487
9/30/2025	$26,749	$38,281	$25,792
12/31/2025	$29,000	$39,298	$26,774
3/31/2026	$26,683	$37,594	$27,337

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	6.35%	8.89%	10.31%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 7,569,935,706
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 27,572,758
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$7,569,935,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$27,572,758

Holdings [Text Block]

Sector allocation

Table Summary
Financials	25.7%
Health Care	15.9%
Energy	10.4%
Information Technology	9.9%
Consumer Discretionary	9.0%
Industrials	7.5%
Communication Services	7.0%
Consumer Staples	6.7%
Real Estate	3.0%
Short Term Investments & Other, Net	4.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Salesforce, Inc.	7.3%
Keurig Dr. Pepper, Inc.	6.7%
First Citizens BancShares, Inc., Class A	6.4%
IQVIA Holdings, Inc.	5.3%
Intercontinental Exchange, Inc.	5.2%
Airbnb, Inc., Class A	4.7%
Lithia Motors, Inc.	4.3%
Centene Corp.	4.2%
Targa Resources Corp.	4.1%
Charles Schwab Corp.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174797
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Advisor
Trading Symbol	OAYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Advisor Class returned -0.18% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Industrials and Health Care were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery, Inc. led the positive contributors followed by Targa Resources Corp. and Phillips 66. Paycom Software, Inc., Salesforce, Inc. and Equifax, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$100,000	$100,000	$100,000
6/30/2016	$102,674	$102,455	$104,583
9/30/2016	$110,694	$106,402	$108,224
12/31/2016	$122,129	$110,471	$115,449
3/31/2017	$125,846	$117,172	$119,223
6/30/2017	$128,229	$120,791	$120,826
9/30/2017	$135,888	$126,203	$124,590
12/31/2017	$141,515	$134,588	$131,224
3/31/2018	$136,063	$133,567	$127,506
6/30/2018	$135,559	$138,153	$129,005
9/30/2018	$136,004	$148,806	$136,363
12/31/2018	$106,515	$128,688	$120,376
3/31/2019	$120,868	$146,251	$134,742
6/30/2019	$126,379	$152,545	$139,922
9/30/2019	$122,082	$155,136	$141,819
12/31/2019	$136,150	$169,207	$152,325
3/31/2020	$91,886	$136,046	$111,608
6/30/2020	$113,296	$163,994	$127,558
9/30/2020	$119,261	$178,638	$134,692
12/31/2020	$150,992	$200,339	$156,583
3/31/2021	$175,287	$212,710	$174,207
6/30/2021	$189,323	$230,894	$183,280
9/30/2021	$195,805	$232,238	$181,850
12/31/2021	$202,632	$257,847	$195,980
3/31/2022	$190,402	$245,990	$194,535
6/30/2022	$159,147	$206,383	$170,781
9/30/2022	$149,698	$196,306	$161,187
12/31/2022	$156,739	$211,148	$181,208
3/31/2023	$173,914	$226,978	$183,031
6/30/2023	$195,566	$246,821	$190,488
9/30/2023	$195,757	$238,742	$184,460
12/31/2023	$224,426	$266,654	$201,979
3/31/2024	$238,451	$294,802	$220,128
6/30/2024	$223,788	$307,431	$215,360
9/30/2024	$241,869	$325,528	$235,668
12/31/2024	$256,508	$333,371	$231,000
3/31/2025	$253,621	$319,128	$235,933
6/30/2025	$264,303	$354,049	$244,868
9/30/2025	$270,591	$382,813	$257,919
12/31/2025	$293,471	$392,977	$267,743
3/31/2026	$270,093	$375,944	$273,366

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	6.49%	9.03%	10.45%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 7,569,935,706
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 27,572,758
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$7,569,935,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$27,572,758

Holdings [Text Block]

Sector allocation

Table Summary
Financials	25.7%
Health Care	15.9%
Energy	10.4%
Information Technology	9.9%
Consumer Discretionary	9.0%
Industrials	7.5%
Communication Services	7.0%
Consumer Staples	6.7%
Real Estate	3.0%
Short Term Investments & Other, Net	4.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Salesforce, Inc.	7.3%
Keurig Dr. Pepper, Inc.	6.7%
First Citizens BancShares, Inc., Class A	6.4%
IQVIA Holdings, Inc.	5.3%
Intercontinental Exchange, Inc.	5.2%
Airbnb, Inc., Class A	4.7%
Lithia Motors, Inc.	4.3%
Centene Corp.	4.2%
Targa Resources Corp.	4.1%
Charles Schwab Corp.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174798
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	Institutional
Trading Symbol	OANLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Institutional Class returned -0.13% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Industrials and Health Care were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery, Inc. led the positive contributors followed by Targa Resources Corp. and Phillips 66. Paycom Software, Inc., Salesforce, Inc. and Equifax, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$250,000	$250,000	$250,000
6/30/2016	$256,684	$256,138	$261,458
9/30/2016	$276,735	$266,005	$270,559
12/31/2016	$305,323	$276,177	$288,623
3/31/2017	$314,614	$292,931	$298,056
6/30/2017	$320,571	$301,977	$302,064
9/30/2017	$339,791	$315,507	$311,474
12/31/2017	$353,910	$336,471	$328,061
3/31/2018	$340,278	$333,917	$318,766
6/30/2018	$339,019	$345,383	$322,514
9/30/2018	$340,130	$372,015	$340,908
12/31/2018	$266,420	$321,719	$300,940
3/31/2019	$302,400	$365,627	$336,854
6/30/2019	$316,184	$381,363	$349,805
9/30/2019	$305,515	$387,840	$354,546
12/31/2019	$340,680	$423,017	$380,812
3/31/2020	$229,922	$340,114	$279,021
6/30/2020	$283,573	$409,985	$318,895
9/30/2020	$298,576	$446,594	$336,730
12/31/2020	$378,075	$500,847	$391,458
3/31/2021	$439,118	$531,774	$435,517
6/30/2021	$474,405	$577,234	$458,199
9/30/2021	$490,709	$580,594	$454,626
12/31/2021	$507,920	$644,617	$489,951
3/31/2022	$477,362	$614,974	$486,337
6/30/2022	$399,148	$515,956	$426,951
9/30/2022	$375,478	$490,764	$402,968
12/31/2022	$393,279	$527,871	$453,019
3/31/2023	$436,419	$567,446	$457,577
6/30/2023	$490,782	$617,053	$476,221
9/30/2023	$491,499	$596,854	$461,149
12/31/2023	$563,532	$666,636	$504,947
3/31/2024	$598,963	$737,006	$550,320
6/30/2024	$562,250	$768,577	$538,400
9/30/2024	$607,941	$813,820	$589,170
12/31/2024	$644,880	$833,426	$577,499
3/31/2025	$637,790	$797,821	$589,834
6/30/2025	$664,781	$885,122	$612,171
9/30/2025	$680,814	$957,034	$644,798
12/31/2025	$738,555	$982,443	$669,358
3/31/2026	$679,947	$939,861	$683,414

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	6.61%	9.14%	10.52%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 7,569,935,706
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 27,572,758
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$7,569,935,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$27,572,758

Holdings [Text Block]

Sector allocation

Table Summary
Financials	25.7%
Health Care	15.9%
Energy	10.4%
Information Technology	9.9%
Consumer Discretionary	9.0%
Industrials	7.5%
Communication Services	7.0%
Consumer Staples	6.7%
Real Estate	3.0%
Short Term Investments & Other, Net	4.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Salesforce, Inc.	7.3%
Keurig Dr. Pepper, Inc.	6.7%
First Citizens BancShares, Inc., Class A	6.4%
IQVIA Holdings, Inc.	5.3%
Intercontinental Exchange, Inc.	5.2%
Airbnb, Inc., Class A	4.7%
Lithia Motors, Inc.	4.3%
Centene Corp.	4.2%
Targa Resources Corp.	4.1%
Charles Schwab Corp.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000225885
Shareholder Report [Line Items]
Fund Name	Oakmark Select Fund
Class Name	R6
Trading Symbol	OAZLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund R6 Class returned -0.11% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Industrials and Health Care were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery, Inc. led the positive contributors followed by Targa Resources Corp. and Phillips 66. Paycom Software, Inc., Salesforce, Inc. and Equifax, Inc. were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	R6 Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$1,026,735	$1,024,552	$1,045,831
9/30/2016	$1,106,940	$1,064,019	$1,082,235
12/31/2016	$1,221,292	$1,104,710	$1,154,490
3/31/2017	$1,258,455	$1,171,722	$1,192,226
6/30/2017	$1,282,286	$1,207,907	$1,208,256
9/30/2017	$1,359,166	$1,262,027	$1,245,896
12/31/2017	$1,415,641	$1,345,884	$1,312,243
3/31/2018	$1,361,113	$1,335,668	$1,275,064
6/30/2018	$1,356,076	$1,381,532	$1,290,054
9/30/2018	$1,360,521	$1,488,059	$1,363,634
12/31/2018	$1,065,681	$1,286,877	$1,203,758
3/31/2019	$1,209,599	$1,462,509	$1,347,417
6/30/2019	$1,264,736	$1,525,453	$1,399,218
9/30/2019	$1,222,059	$1,551,359	$1,418,186
12/31/2019	$1,362,719	$1,692,067	$1,523,248
3/31/2020	$919,686	$1,360,456	$1,116,085
6/30/2020	$1,134,290	$1,639,938	$1,275,580
9/30/2020	$1,194,304	$1,786,375	$1,346,920
12/31/2020	$1,512,299	$2,003,387	$1,565,833
3/31/2021	$1,756,472	$2,127,095	$1,742,068
6/30/2021	$1,897,304	$2,308,937	$1,832,798
9/30/2021	$1,962,837	$2,322,376	$1,818,502
12/31/2021	$2,031,734	$2,578,467	$1,959,803
3/31/2022	$1,909,481	$2,459,896	$1,945,347
6/30/2022	$1,596,883	$2,063,825	$1,707,806
9/30/2022	$1,502,818	$1,963,057	$1,611,871
12/31/2022	$1,574,068	$2,111,485	$1,812,076
3/31/2023	$1,747,088	$2,269,785	$1,830,307
6/30/2023	$1,965,036	$2,468,212	$1,904,884
9/30/2023	$1,967,585	$2,387,417	$1,844,596
12/31/2023	$2,256,731	$2,666,544	$2,019,789
3/31/2024	$2,398,620	$2,948,022	$2,201,279
6/30/2024	$2,251,916	$3,074,309	$2,153,599
9/30/2024	$2,434,894	$3,255,281	$2,356,682
12/31/2024	$2,583,208	$3,333,706	$2,309,998
3/31/2025	$2,554,807	$3,191,284	$2,359,334
6/30/2025	$2,663,248	$3,540,487	$2,448,684
9/30/2025	$2,727,796	$3,828,135	$2,579,194
12/31/2025	$2,959,331	$3,929,772	$2,677,433
3/31/2026	$2,724,819	$3,759,443	$2,733,656

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	6.65%	9.18%	10.54%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 7,569,935,706
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 27,572,758
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$7,569,935,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$27,572,758

Holdings [Text Block]

Sector allocation

Table Summary
Financials	25.7%
Health Care	15.9%
Energy	10.4%
Information Technology	9.9%
Consumer Discretionary	9.0%
Industrials	7.5%
Communication Services	7.0%
Consumer Staples	6.7%
Real Estate	3.0%
Short Term Investments & Other, Net	4.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Salesforce, Inc.	7.3%
Keurig Dr. Pepper, Inc.	6.7%
First Citizens BancShares, Inc., Class A	6.4%
IQVIA Holdings, Inc.	5.3%
Intercontinental Exchange, Inc.	5.2%
Airbnb, Inc., Class A	4.7%
Lithia Motors, Inc.	4.3%
Centene Corp.	4.2%
Targa Resources Corp.	4.1%
Charles Schwab Corp.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000007560
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Investor Class
Trading Symbol	OAKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Investor Class returned -0.67% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to France and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Samsung Electronics Co. Ltd. (South Korea) led the positive contributors followed by Glencore PLC (Switzerland) and ConocoPhillips (U.S.). Dassault Systemes SE (France), Prosus NV (Netherlands) and Alibaba Group Holding Ltd. (China) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Investor Class	MSCI World Index (Net)
4/1/2016	$10,000	$10,000
6/30/2016	$9,634	$10,101
9/30/2016	$10,485	$10,592
12/31/2016	$11,285	$10,789
3/31/2017	$12,142	$11,477
6/30/2017	$12,665	$11,939
9/30/2017	$13,803	$12,516
12/31/2017	$14,342	$13,205
3/31/2018	$13,974	$13,036
6/30/2018	$13,930	$13,262
9/30/2018	$13,943	$13,923
12/31/2018	$11,622	$12,055
3/31/2019	$13,084	$13,560
6/30/2019	$13,647	$14,102
9/30/2019	$13,598	$14,177
12/31/2019	$15,062	$15,391
3/31/2020	$9,810	$12,151
6/30/2020	$11,862	$14,503
9/30/2020	$12,682	$15,653
12/31/2020	$16,417	$17,838
3/31/2021	$18,231	$18,716
6/30/2021	$19,412	$20,166
9/30/2021	$18,765	$20,164
12/31/2021	$19,505	$21,730
3/31/2022	$18,425	$20,610
6/30/2022	$15,761	$17,274
9/30/2022	$13,934	$16,205
12/31/2022	$16,219	$17,788
3/31/2023	$17,929	$19,163
6/30/2023	$18,694	$20,472
9/30/2023	$17,680	$19,763
12/31/2023	$19,016	$22,019
3/31/2024	$19,844	$23,975
6/30/2024	$19,247	$24,605
9/30/2024	$20,695	$26,172
12/31/2024	$19,498	$26,130
3/31/2025	$20,353	$25,662
6/30/2025	$21,567	$28,606
9/30/2025	$22,452	$30,686
12/31/2025	$23,627	$31,642
3/31/2026	$22,303	$30,512

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	9.58%	4.11%	8.35%
MSCI World Index (Net)	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 1,033,767,449
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,453,383
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,033,767,449
# of Portfolio Holdings	53
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,453,383

Holdings [Text Block]

Geographic allocation

Table Summary
United States	54.5%
Germany	11.0%
France	10.3%
Switzerland	5.1%
Netherlands	4.2%
United Kingdom	3.5%
Denmark	2.8%
South Korea	2.6%
Sweden	1.9%
China	1.5%
Other	2.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Table Summary
Financials	17.3%
Information Technology	16.9%
Consumer Discretionary	16.4%
Health Care	13.9%
Industrials	12.1%
Consumer Staples	8.8%
Materials	4.5%
Communication Services	3.9%
Energy	3.3%
Short Term Investments & Other, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Sunbelt Rentals Holdings, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
CNH Industrial NV	2.8%
Salesforce, Inc.	2.8%
DSV AS	2.8%
BNP Paribas SA	2.7%
Samsung Electronics Co. Ltd.	2.6%
Julius Baer Group Ltd.	2.6%
Willis Towers Watson PLC	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174801
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Advisor
Trading Symbol	OAYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Advisor Class returned -0.57% for the period ended March 31, 2026, in line with its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to France and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Samsung Electronics Co. Ltd. (South Korea) led the positive contributors followed by Glencore PLC (Switzerland) and ConocoPhillips (U.S.). Dassault Systemes SE (France), Prosus NV (Netherlands) and Alibaba Group Holding Ltd. (China) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI World Index (Net)
4/1/2016	$100,000	$100,000
6/30/2016	$96,340	$101,008
9/30/2016	$104,853	$105,923
12/31/2016	$112,895	$107,888
3/31/2017	$121,502	$114,767
6/30/2017	$126,811	$119,387
9/30/2017	$138,193	$125,164
12/31/2017	$143,652	$132,055
3/31/2018	$139,966	$130,363
6/30/2018	$139,576	$132,624
9/30/2018	$139,706	$139,230
12/31/2018	$116,508	$120,551
3/31/2019	$131,226	$135,595
6/30/2019	$136,876	$141,020
9/30/2019	$136,430	$141,774
12/31/2019	$151,206	$153,908
3/31/2020	$98,469	$121,508
6/30/2020	$119,172	$145,030
9/30/2020	$127,413	$156,529
12/31/2020	$165,031	$178,383
3/31/2021	$183,316	$187,162
6/30/2021	$195,300	$201,656
9/30/2021	$188,895	$201,642
12/31/2021	$196,393	$217,301
3/31/2022	$185,630	$206,103
6/30/2022	$158,836	$172,742
9/30/2022	$140,483	$162,054
12/31/2022	$163,614	$177,879
3/31/2023	$180,999	$191,630
6/30/2023	$188,777	$204,718
9/30/2023	$178,654	$197,631
12/31/2023	$192,239	$220,191
3/31/2024	$200,733	$239,746
6/30/2024	$194,751	$246,055
9/30/2024	$209,525	$261,716
12/31/2024	$197,495	$261,303
3/31/2025	$206,224	$256,620
6/30/2025	$218,651	$286,059
9/30/2025	$227,683	$306,856
12/31/2025	$239,721	$316,423
3/31/2026	$226,393	$305,117

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	9.78%	4.31%	8.51%
MSCI World Index (Net)	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 1,033,767,449
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,453,383
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,033,767,449
# of Portfolio Holdings	53
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,453,383

Holdings [Text Block]

Geographic allocation

Table Summary
United States	54.5%
Germany	11.0%
France	10.3%
Switzerland	5.1%
Netherlands	4.2%
United Kingdom	3.5%
Denmark	2.8%
South Korea	2.6%
Sweden	1.9%
China	1.5%
Other	2.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Table Summary
Financials	17.3%
Information Technology	16.9%
Consumer Discretionary	16.4%
Health Care	13.9%
Industrials	12.1%
Consumer Staples	8.8%
Materials	4.5%
Communication Services	3.9%
Energy	3.3%
Short Term Investments & Other, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Sunbelt Rentals Holdings, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
CNH Industrial NV	2.8%
Salesforce, Inc.	2.8%
DSV AS	2.8%
BNP Paribas SA	2.7%
Samsung Electronics Co. Ltd.	2.6%
Julius Baer Group Ltd.	2.6%
Willis Towers Watson PLC	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174802
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	Institutional
Trading Symbol	OANGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Institutional Class returned -0.54% for the period ended March 31, 2026, outperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to France and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Samsung Electronics Co. Ltd. (South Korea) led the positive contributors followed by Glencore PLC (Switzerland) and ConocoPhillips (U.S.). Dassault Systemes SE (France), Prosus NV (Netherlands) and Alibaba Group Holding Ltd. (China) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI World Index (Net)
4/1/2016	$250,000	$250,000
6/30/2016	$240,851	$252,521
9/30/2016	$262,132	$264,807
12/31/2016	$282,237	$269,719
3/31/2017	$303,754	$286,917
6/30/2017	$317,127	$298,468
9/30/2017	$345,682	$312,911
12/31/2017	$359,399	$330,137
3/31/2018	$350,289	$325,908
6/30/2018	$349,313	$331,561
9/30/2018	$349,747	$348,074
12/31/2018	$291,706	$301,378
3/31/2019	$328,557	$338,989
6/30/2019	$342,826	$352,551
9/30/2019	$341,709	$354,435
12/31/2019	$378,729	$384,769
3/31/2020	$246,767	$303,769
6/30/2020	$298,623	$362,575
9/30/2020	$319,262	$391,322
12/31/2020	$413,561	$445,957
3/31/2021	$459,513	$467,905
6/30/2021	$489,543	$504,139
9/30/2021	$473,492	$504,105
12/31/2021	$492,395	$543,252
3/31/2022	$465,411	$515,258
6/30/2022	$398,234	$431,856
9/30/2022	$352,218	$405,134
12/31/2022	$410,201	$444,698
3/31/2023	$453,803	$479,076
6/30/2023	$473,452	$511,794
9/30/2023	$448,066	$494,077
12/31/2023	$482,180	$550,479
3/31/2024	$503,490	$599,364
6/30/2024	$488,633	$615,137
9/30/2024	$525,700	$654,289
12/31/2024	$495,561	$653,258
3/31/2025	$517,471	$641,550
6/30/2025	$548,662	$715,148
9/30/2025	$571,485	$767,141
12/31/2025	$601,839	$791,057
3/31/2026	$568,378	$762,793

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	9.84%	4.34%	8.56%
MSCI World Index (Net)	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 1,033,767,449
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,453,383
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,033,767,449
# of Portfolio Holdings	53
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,453,383

Holdings [Text Block]

Geographic allocation

Table Summary
United States	54.5%
Germany	11.0%
France	10.3%
Switzerland	5.1%
Netherlands	4.2%
United Kingdom	3.5%
Denmark	2.8%
South Korea	2.6%
Sweden	1.9%
China	1.5%
Other	2.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Table Summary
Financials	17.3%
Information Technology	16.9%
Consumer Discretionary	16.4%
Health Care	13.9%
Industrials	12.1%
Consumer Staples	8.8%
Materials	4.5%
Communication Services	3.9%
Energy	3.3%
Short Term Investments & Other, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Sunbelt Rentals Holdings, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
CNH Industrial NV	2.8%
Salesforce, Inc.	2.8%
DSV AS	2.8%
BNP Paribas SA	2.7%
Samsung Electronics Co. Ltd.	2.6%
Julius Baer Group Ltd.	2.6%
Willis Towers Watson PLC	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000225887
Shareholder Report [Line Items]
Fund Name	Oakmark Global Fund
Class Name	R6
Trading Symbol	OAZGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund R6 Class returned -0.54% for the period ended March 31, 2026, outperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to France and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Samsung Electronics Co. Ltd. (South Korea) led the positive contributors followed by Glencore PLC (Switzerland) and ConocoPhillips (U.S.). Dassault Systemes SE (France), Prosus NV (Netherlands) and Alibaba Group Holding Ltd. (China) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	R6 Class	MSCI World Index (Net)
4/1/2016	$1,000,000	$1,000,000
6/30/2016	$963,405	$1,010,082
9/30/2016	$1,048,528	$1,059,229
12/31/2016	$1,128,948	$1,078,878
3/31/2017	$1,215,017	$1,147,667
6/30/2017	$1,268,508	$1,193,874
9/30/2017	$1,382,730	$1,251,642
12/31/2017	$1,437,596	$1,320,550
3/31/2018	$1,401,157	$1,303,632
6/30/2018	$1,397,253	$1,326,243
9/30/2018	$1,398,988	$1,392,297
12/31/2018	$1,166,824	$1,205,510
3/31/2019	$1,314,228	$1,355,955
6/30/2019	$1,371,304	$1,410,202
9/30/2019	$1,366,837	$1,417,742
12/31/2019	$1,514,915	$1,539,076
3/31/2020	$987,068	$1,215,075
6/30/2020	$1,194,492	$1,450,299
9/30/2020	$1,277,049	$1,565,289
12/31/2020	$1,654,246	$1,783,827
3/31/2021	$1,837,533	$1,871,621
6/30/2021	$1,958,171	$2,016,558
9/30/2021	$1,893,969	$2,016,418
12/31/2021	$1,969,376	$2,173,009
3/31/2022	$1,861,418	$2,061,034
6/30/2022	$1,593,228	$1,727,424
9/30/2022	$1,409,700	$1,620,538
12/31/2022	$1,641,547	$1,778,791
3/31/2023	$1,816,033	$1,916,304
6/30/2023	$1,894,666	$2,047,178
9/30/2023	$1,792,500	$1,976,309
12/31/2023	$1,929,013	$2,201,914
3/31/2024	$2,014,920	$2,397,458
6/30/2024	$1,954,845	$2,460,548
9/30/2024	$2,103,831	$2,617,157
12/31/2024	$1,983,210	$2,613,032
3/31/2025	$2,071,555	$2,566,200
6/30/2025	$2,196,458	$2,860,590
9/30/2025	$2,288,460	$3,068,563
12/31/2025	$2,409,570	$3,164,227
3/31/2026	$2,276,151	$3,051,171

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	9.88%	4.37%	8.57%
MSCI World Index (Net)	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 1,033,767,449
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,453,383
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,033,767,449
# of Portfolio Holdings	53
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,453,383

Holdings [Text Block]

Geographic allocation

Table Summary
United States	54.5%
Germany	11.0%
France	10.3%
Switzerland	5.1%
Netherlands	4.2%
United Kingdom	3.5%
Denmark	2.8%
South Korea	2.6%
Sweden	1.9%
China	1.5%
Other	2.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Table Summary
Financials	17.3%
Information Technology	16.9%
Consumer Discretionary	16.4%
Health Care	13.9%
Industrials	12.1%
Consumer Staples	8.8%
Materials	4.5%
Communication Services	3.9%
Energy	3.3%
Short Term Investments & Other, Net	2.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Sunbelt Rentals Holdings, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
CNH Industrial NV	2.8%
Salesforce, Inc.	2.8%
DSV AS	2.8%
BNP Paribas SA	2.7%
Samsung Electronics Co. Ltd.	2.6%
Julius Baer Group Ltd.	2.6%
Willis Towers Watson PLC	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000007558
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Investor Class
Trading Symbol	OAKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Investor Class returned 0.04% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Materials performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Glencore PLC led the positive contributors followed by Phillips 66 and Alphabet, Inc., Class A. Fiserv, Inc., Equifax, Inc. and Corebridge Financial, Inc. were the worst performing equities.

  Fixed income securities contributed to absolute returns during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Investor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2016	$10,000	$10,000	$10,000	$10,000
6/30/2016	$9,958	$10,246	$10,221	$10,237
9/30/2016	$10,490	$10,640	$10,268	$10,492
12/31/2016	$11,012	$11,047	$9,963	$10,607
3/31/2017	$11,468	$11,717	$10,044	$11,026
6/30/2017	$11,664	$12,079	$10,189	$11,294
9/30/2017	$12,094	$12,620	$10,276	$11,635
12/31/2017	$12,604	$13,459	$10,316	$12,114
3/31/2018	$12,401	$13,357	$10,165	$11,997
6/30/2018	$12,428	$13,815	$10,149	$12,236
9/30/2018	$12,734	$14,881	$10,151	$12,797
12/31/2018	$11,555	$12,869	$10,317	$11,830
3/31/2019	$12,569	$14,625	$10,620	$12,931
6/30/2019	$13,003	$15,255	$10,947	$13,443
9/30/2019	$13,025	$15,514	$11,196	$13,706
12/31/2019	$13,785	$16,921	$11,216	$14,454
3/31/2020	$10,749	$13,605	$11,569	$12,881
6/30/2020	$12,321	$16,399	$11,904	$14,596
9/30/2020	$12,908	$17,864	$11,978	$15,419
12/31/2020	$14,982	$20,034	$12,058	$16,582
3/31/2021	$16,518	$21,271	$11,651	$16,965
6/30/2021	$17,511	$23,089	$11,864	$17,955
9/30/2021	$17,579	$23,224	$11,871	$18,027
12/31/2021	$18,211	$25,785	$11,872	$19,212
3/31/2022	$17,531	$24,599	$11,168	$18,237
6/30/2022	$15,417	$20,638	$10,643	$16,116
9/30/2022	$14,795	$19,631	$10,138	$15,351
12/31/2022	$15,858	$21,115	$10,327	$16,179
3/31/2023	$16,376	$22,698	$10,633	$17,097
6/30/2023	$17,249	$24,682	$10,544	$17,928
9/30/2023	$16,925	$23,874	$10,203	$17,348
12/31/2023	$18,609	$26,665	$10,898	$19,038
3/31/2024	$19,524	$29,480	$10,814	$20,169
6/30/2024	$19,096	$30,743	$10,821	$20,693
9/30/2024	$20,273	$32,553	$11,383	$21,855
12/31/2024	$20,232	$33,337	$11,035	$21,902
3/31/2025	$20,417	$31,913	$11,342	$21,584
6/30/2025	$21,140	$35,405	$11,478	$23,098
9/30/2025	$21,755	$38,281	$11,711	$24,406
12/31/2025	$22,469	$39,298	$11,840	$24,902
3/31/2026	$21,763	$37,594	$11,835	$24,250

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	6.59%	5.67%	8.09%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	12.35%	7.41%	9.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 5,835,000,867
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 16,290,703
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$5,835,000,867
# of Portfolio Holdings	270
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$16,290,703

Holdings [Text Block]

Asset allocation

Table Summary
Common Stocks	56.2%
Corporate Bonds	17.6%
Collateralized Mortgage Obligations	6.4%
Mortgage-Backed Securities	6.0%
Government and Agency Securities	5.6%
Asset Backed Securities	2.7%
Bank Loans	1.6%
Purchased Options	0.1%
Short Term Investments & Other, Net	3.8%
Total	100.0%

Sector allocation

Table Summary
Financials	37.3%
Consumer Discretionary	11.4%
Information Technology	9.0%
Health Care	7.2%
Communication Services	6.9%
Industrials	5.8%
U.S. Government	5.6%
Energy	4.9%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	0.9%
Utilities	0.5%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Alphabet, Inc., Class A	3.3%
Keurig Dr. Pepper, Inc.	2.2%
Salesforce, Inc.	2.1%
Reinsurance Group of America, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Amazon.com, Inc.	1.9%
Charles Schwab Corp.	1.8%
Airbnb, Inc., Class A	1.7%
Ally Financial, Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174799
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Advisor
Trading Symbol	OAYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Advisor Class returned 0.13% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Materials performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Glencore PLC led the positive contributors followed by Phillips 66 and Alphabet, Inc., Class A. Fiserv, Inc., Equifax, Inc. and Corebridge Financial, Inc. were the worst performing equities.

  Fixed income securities contributed to absolute returns during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2016	$100,000	$100,000	$100,000	$100,000
6/30/2016	$99,583	$102,455	$102,214	$102,365
9/30/2016	$104,898	$106,402	$102,682	$104,916
12/31/2016	$110,156	$110,471	$99,627	$106,069
3/31/2017	$114,753	$117,172	$100,441	$110,259
6/30/2017	$116,744	$120,791	$101,892	$112,937
9/30/2017	$121,124	$126,203	$102,757	$116,352
12/31/2017	$126,279	$134,588	$103,156	$121,141
3/31/2018	$124,278	$133,567	$101,649	$119,972
6/30/2018	$124,631	$138,153	$101,488	$122,356
9/30/2018	$127,691	$148,806	$101,507	$127,975
12/31/2018	$115,925	$128,688	$103,167	$118,298
3/31/2019	$126,194	$146,251	$106,203	$129,311
6/30/2019	$130,551	$152,545	$109,474	$134,428
9/30/2019	$130,767	$155,136	$111,959	$137,058
12/31/2019	$138,449	$169,207	$112,160	$144,535
3/31/2020	$108,024	$136,046	$115,691	$128,806
6/30/2020	$123,826	$163,994	$119,042	$145,959
9/30/2020	$129,770	$178,638	$119,778	$154,192
12/31/2020	$150,692	$200,339	$120,579	$165,824
3/31/2021	$166,200	$212,710	$116,513	$169,649
6/30/2021	$176,341	$230,894	$118,645	$179,553
9/30/2021	$177,129	$232,238	$118,706	$180,274
12/31/2021	$183,538	$257,847	$118,720	$192,118
3/31/2022	$176,784	$245,990	$111,675	$182,374
6/30/2022	$155,611	$206,383	$106,434	$161,164
9/30/2022	$149,393	$196,306	$101,376	$153,509
12/31/2022	$160,227	$211,148	$103,275	$161,790
3/31/2023	$165,570	$226,978	$106,334	$170,968
6/30/2023	$174,511	$246,821	$105,436	$179,281
9/30/2023	$171,349	$238,742	$102,029	$173,478
12/31/2023	$188,494	$266,654	$108,984	$190,376
3/31/2024	$197,937	$294,802	$108,139	$201,689
6/30/2024	$193,709	$307,431	$108,210	$206,931
9/30/2024	$205,722	$325,528	$113,832	$218,546
12/31/2024	$205,436	$333,371	$110,347	$219,015
3/31/2025	$207,436	$319,128	$113,416	$215,839
6/30/2025	$214,924	$354,049	$114,785	$230,983
9/30/2025	$221,302	$382,813	$117,115	$244,059
12/31/2025	$228,715	$392,977	$118,403	$249,023
3/31/2026	$221,587	$375,944	$118,348	$242,498

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	6.82%	5.92%	8.28%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	12.35%	7.41%	9.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 5,835,000,867
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 16,290,703
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$5,835,000,867
# of Portfolio Holdings	270
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$16,290,703

Holdings [Text Block]

Asset allocation

Table Summary
Common Stocks	56.2%
Corporate Bonds	17.6%
Collateralized Mortgage Obligations	6.4%
Mortgage-Backed Securities	6.0%
Government and Agency Securities	5.6%
Asset Backed Securities	2.7%
Bank Loans	1.6%
Purchased Options	0.1%
Short Term Investments & Other, Net	3.8%
Total	100.0%

Sector allocation

Table Summary
Financials	37.3%
Consumer Discretionary	11.4%
Information Technology	9.0%
Health Care	7.2%
Communication Services	6.9%
Industrials	5.8%
U.S. Government	5.6%
Energy	4.9%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	0.9%
Utilities	0.5%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Alphabet, Inc., Class A	3.3%
Keurig Dr. Pepper, Inc.	2.2%
Salesforce, Inc.	2.1%
Reinsurance Group of America, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Amazon.com, Inc.	1.9%
Charles Schwab Corp.	1.8%
Airbnb, Inc., Class A	1.7%
Ally Financial, Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174800
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	Institutional
Trading Symbol	OANBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Institutional Class returned 0.15% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Materials performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Glencore PLC led the positive contributors followed by Phillips 66 and Alphabet, Inc., Class A. Fiserv, Inc., Equifax, Inc. and Corebridge Financial, Inc. were the worst performing equities.

  Fixed income securities contributed to absolute returns during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2016	$250,000	$250,000	$250,000	$250,000
6/30/2016	$248,958	$256,138	$255,535	$255,913
9/30/2016	$262,244	$266,005	$256,706	$262,291
12/31/2016	$275,389	$276,177	$249,067	$265,171
3/31/2017	$286,883	$292,931	$251,101	$275,648
6/30/2017	$291,951	$301,977	$254,731	$282,343
9/30/2017	$302,810	$315,507	$256,892	$290,881
12/31/2017	$315,741	$336,471	$257,889	$302,852
3/31/2018	$310,837	$333,917	$254,122	$299,929
6/30/2018	$311,622	$345,383	$253,719	$305,890
9/30/2018	$319,370	$372,015	$253,768	$319,937
12/31/2018	$289,996	$321,719	$257,918	$295,745
3/31/2019	$315,682	$365,627	$265,508	$323,278
6/30/2019	$326,691	$381,363	$273,685	$336,070
9/30/2019	$327,338	$387,840	$279,896	$342,645
12/31/2019	$346,550	$423,017	$280,400	$361,339
3/31/2020	$270,392	$340,114	$289,228	$322,015
6/30/2020	$310,065	$409,985	$297,604	$364,897
9/30/2020	$324,942	$446,594	$299,446	$385,479
12/31/2020	$377,434	$500,847	$301,449	$414,560
3/31/2021	$416,398	$531,774	$291,282	$424,123
6/30/2021	$441,798	$577,234	$296,612	$448,882
9/30/2021	$443,771	$580,594	$296,766	$450,686
12/31/2021	$459,844	$644,617	$296,801	$480,296
3/31/2022	$442,922	$614,974	$279,188	$455,934
6/30/2022	$389,873	$515,956	$266,084	$402,911
9/30/2022	$374,295	$490,764	$253,439	$383,771
12/31/2022	$401,437	$527,871	$258,186	$404,475
3/31/2023	$414,822	$567,446	$265,834	$427,420
6/30/2023	$437,223	$617,053	$263,590	$448,202
9/30/2023	$429,437	$596,854	$255,072	$433,694
12/31/2023	$472,371	$666,636	$272,461	$475,940
3/31/2024	$495,926	$737,006	$270,348	$504,222
6/30/2024	$485,362	$768,577	$270,524	$517,326
9/30/2024	$515,648	$813,820	$284,580	$546,366
12/31/2024	$514,833	$833,426	$275,868	$547,538
3/31/2025	$519,885	$797,821	$283,539	$539,597
6/30/2025	$538,679	$885,122	$286,961	$577,458
9/30/2025	$554,720	$957,034	$292,786	$610,147
12/31/2025	$573,351	$982,443	$296,008	$622,557
3/31/2026	$555,532	$939,861	$295,869	$606,244

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	6.86%	5.94%	8.31%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	12.35%	7.41%	9.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 5,835,000,867
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 16,290,703
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$5,835,000,867
# of Portfolio Holdings	270
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$16,290,703

Holdings [Text Block]

Asset allocation

Table Summary
Common Stocks	56.2%
Corporate Bonds	17.6%
Collateralized Mortgage Obligations	6.4%
Mortgage-Backed Securities	6.0%
Government and Agency Securities	5.6%
Asset Backed Securities	2.7%
Bank Loans	1.6%
Purchased Options	0.1%
Short Term Investments & Other, Net	3.8%
Total	100.0%

Sector allocation

Table Summary
Financials	37.3%
Consumer Discretionary	11.4%
Information Technology	9.0%
Health Care	7.2%
Communication Services	6.9%
Industrials	5.8%
U.S. Government	5.6%
Energy	4.9%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	0.9%
Utilities	0.5%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Alphabet, Inc., Class A	3.3%
Keurig Dr. Pepper, Inc.	2.2%
Salesforce, Inc.	2.1%
Reinsurance Group of America, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Amazon.com, Inc.	1.9%
Charles Schwab Corp.	1.8%
Airbnb, Inc., Class A	1.7%
Ally Financial, Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000225886
Shareholder Report [Line Items]
Fund Name	Oakmark Equity and Income Fund
Class Name	R6
Trading Symbol	OAZBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund R6 Class returned 0.17% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Materials performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Glencore PLC led the positive contributors followed by Phillips 66 and Alphabet, Inc., Class A. Fiserv, Inc., Equifax, Inc. and Corebridge Financial, Inc. were the worst performing equities.

  Fixed income securities contributed to absolute returns during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	R6 Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$995,832	$1,024,552	$1,022,140	$1,023,653
9/30/2016	$1,048,975	$1,064,019	$1,026,823	$1,049,162
12/31/2016	$1,101,557	$1,104,710	$996,270	$1,060,685
3/31/2017	$1,147,531	$1,171,722	$1,004,406	$1,102,591
6/30/2017	$1,167,802	$1,207,907	$1,018,924	$1,129,374
9/30/2017	$1,211,242	$1,262,027	$1,027,569	$1,163,522
12/31/2017	$1,262,965	$1,345,884	$1,031,556	$1,211,410
3/31/2018	$1,243,348	$1,335,668	$1,016,489	$1,199,717
6/30/2018	$1,246,487	$1,381,532	$1,014,876	$1,223,558
9/30/2018	$1,277,482	$1,488,059	$1,015,072	$1,279,747
12/31/2018	$1,159,985	$1,286,877	$1,031,672	$1,182,981
3/31/2019	$1,262,730	$1,462,509	$1,062,033	$1,293,113
6/30/2019	$1,306,763	$1,525,453	$1,094,739	$1,344,282
9/30/2019	$1,309,354	$1,551,359	$1,119,585	$1,370,581
12/31/2019	$1,386,201	$1,692,067	$1,121,602	$1,445,355
3/31/2020	$1,081,567	$1,360,456	$1,156,913	$1,288,060
6/30/2020	$1,240,260	$1,639,938	$1,190,415	$1,459,589
9/30/2020	$1,299,770	$1,786,375	$1,197,785	$1,541,917
12/31/2020	$1,509,734	$2,003,387	$1,205,795	$1,658,240
3/31/2021	$1,665,590	$2,127,095	$1,165,130	$1,696,492
6/30/2021	$1,767,193	$2,308,937	$1,186,448	$1,795,527
9/30/2021	$1,775,578	$2,322,376	$1,187,063	$1,802,744
12/31/2021	$1,839,710	$2,578,467	$1,187,204	$1,921,184
3/31/2022	$1,772,548	$2,459,896	$1,116,752	$1,823,736
6/30/2022	$1,560,315	$2,063,825	$1,064,337	$1,611,644
9/30/2022	$1,497,988	$1,963,057	$1,013,757	$1,535,086
12/31/2022	$1,606,667	$2,111,485	$1,032,746	$1,617,898
3/31/2023	$1,660,788	$2,269,785	$1,063,336	$1,709,682
6/30/2023	$1,750,442	$2,468,212	$1,054,358	$1,792,810
9/30/2023	$1,719,282	$2,387,417	$1,020,290	$1,734,777
12/31/2023	$1,891,194	$2,666,544	$1,089,844	$1,903,760
3/31/2024	$1,985,657	$2,948,022	$1,081,390	$2,016,888
6/30/2024	$1,943,522	$3,074,309	$1,082,096	$2,069,306
9/30/2024	$2,064,398	$3,255,281	$1,138,322	$2,185,464
12/31/2024	$2,061,309	$3,333,706	$1,103,470	$2,190,152
3/31/2025	$2,082,310	$3,191,284	$1,134,158	$2,158,388
6/30/2025	$2,157,199	$3,540,487	$1,147,845	$2,309,833
9/30/2025	$2,222,245	$3,828,135	$1,171,146	$2,440,586
12/31/2025	$2,296,508	$3,929,772	$1,184,031	$2,490,226
3/31/2026	$2,225,913	$3,759,443	$1,183,475	$2,424,975

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	6.90%	5.97%	8.33%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	12.35%	7.41%	9.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 5,835,000,867
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 16,290,703
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$5,835,000,867
# of Portfolio Holdings	270
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$16,290,703

Holdings [Text Block]

Asset allocation

Table Summary
Common Stocks	56.2%
Corporate Bonds	17.6%
Collateralized Mortgage Obligations	6.4%
Mortgage-Backed Securities	6.0%
Government and Agency Securities	5.6%
Asset Backed Securities	2.7%
Bank Loans	1.6%
Purchased Options	0.1%
Short Term Investments & Other, Net	3.8%
Total	100.0%

Sector allocation

Table Summary
Financials	37.3%
Consumer Discretionary	11.4%
Information Technology	9.0%
Health Care	7.2%
Communication Services	6.9%
Industrials	5.8%
U.S. Government	5.6%
Energy	4.9%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	0.9%
Utilities	0.5%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Alphabet, Inc., Class A	3.3%
Keurig Dr. Pepper, Inc.	2.2%
Salesforce, Inc.	2.1%
Reinsurance Group of America, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Amazon.com, Inc.	1.9%
Charles Schwab Corp.	1.8%
Airbnb, Inc., Class A	1.7%
Ally Financial, Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000007562
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Investor Class
Trading Symbol	OAKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Investor Class returned -1.91% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to France and Ireland detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Bayer AG (Germany). Dassault Systemes SE (France), Flutter Entertainment PLC (United Kingdom) and Prosus NV (Netherlands) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Investor Class	MSCI World ex U.S. Index (Net)	MSCI EAFE Index (Net)
4/1/2016	$10,000	$10,000	$10,000
6/30/2016	$9,223	$9,895	$9,854
9/30/2016	$10,449	$10,518	$10,488
12/31/2016	$11,119	$10,479	$10,413
3/31/2017	$12,168	$11,193	$11,167
6/30/2017	$12,917	$11,823	$11,851
9/30/2017	$14,093	$12,488	$12,491
12/31/2017	$14,427	$13,016	$13,020
3/31/2018	$14,029	$12,751	$12,820
6/30/2018	$13,322	$12,656	$12,662
9/30/2018	$13,200	$12,821	$12,833
12/31/2018	$11,048	$11,182	$11,224
3/31/2019	$12,047	$12,350	$12,344
6/30/2019	$12,452	$12,819	$12,799
9/30/2019	$12,355	$12,699	$12,661
12/31/2019	$13,722	$13,697	$13,695
3/31/2020	$8,492	$10,511	$10,569
6/30/2020	$10,565	$12,124	$12,142
9/30/2020	$10,950	$12,720	$12,724
12/31/2020	$14,397	$14,736	$14,766
3/31/2021	$15,694	$15,332	$15,279
6/30/2021	$16,367	$16,197	$16,070
9/30/2021	$15,545	$16,091	$15,998
12/31/2021	$15,698	$16,596	$16,429
3/31/2022	$14,334	$15,798	$15,457
6/30/2022	$12,647	$13,483	$13,214
9/30/2022	$10,769	$12,243	$11,978
12/31/2022	$13,241	$14,225	$14,055
3/31/2023	$15,082	$15,365	$15,244
6/30/2023	$15,543	$15,831	$15,695
9/30/2023	$14,472	$15,181	$15,049
12/31/2023	$15,731	$16,777	$16,618
3/31/2024	$15,749	$17,715	$17,579
6/30/2024	$15,075	$17,608	$17,505
9/30/2024	$16,400	$18,974	$18,776
12/31/2024	$15,008	$17,565	$17,253
3/31/2025	$16,190	$18,654	$18,437
6/30/2025	$18,237	$20,901	$20,608
9/30/2025	$18,951	$22,016	$21,591
12/31/2025	$19,866	$23,160	$22,640
3/31/2026	$18,588	$22,943	$22,359

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	14.81%	3.44%	6.40%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI EAFE Index (Net)	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 12,643,810,856
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 52,157,992
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$12,643,810,856
# of Portfolio Holdings	63
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$52,157,992

Holdings [Text Block]

Geographic allocation

Table Summary
Germany	22.5%
France	20.5%
United Kingdom	14.8%
United States	8.8%
Netherlands	7.7%
Japan	5.4%
South Korea	4.3%
Switzerland	3.5%
Denmark	2.3%
Sweden	2.1%
Other	7.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Table Summary
Consumer Discretionary	22.1%
Industrials	19.5%
Financials	15.3%
Consumer Staples	12.5%
Information Technology	11.0%
Health Care	8.4%
Materials	6.6%
Communication Services	1.8%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
adidas AG	3.0%
BNP Paribas SA	2.8%
Sunbelt Rentals Holdings, Inc.	2.7%
Reckitt Benckiser Group PLC	2.4%
DSV AS	2.3%
Symrise AG	2.3%
Bayerische Motoren Werke AG	2.3%
Accor SA	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
CNH Industrial NV	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174804
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Advisor
Trading Symbol	OAYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Advisor Class returned -1.86% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to France and Ireland detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Bayer AG (Germany). Dassault Systemes SE (France), Flutter Entertainment PLC (United Kingdom) and Prosus NV (Netherlands) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI World ex U.S. Index (Net)	MSCI EAFE Index (Net)
4/1/2016	$100,000	$100,000	$100,000
6/30/2016	$92,233	$98,947	$98,538
9/30/2016	$104,486	$105,175	$104,878
12/31/2016	$111,242	$104,793	$104,130
3/31/2017	$121,773	$111,927	$111,674
6/30/2017	$129,317	$118,229	$118,509
9/30/2017	$141,171	$124,876	$124,914
12/31/2017	$144,534	$130,160	$130,198
3/31/2018	$140,539	$127,507	$128,204
6/30/2018	$133,509	$126,556	$126,618
9/30/2018	$132,346	$128,209	$128,333
12/31/2018	$110,781	$111,820	$112,243
3/31/2019	$120,866	$123,504	$123,443
6/30/2019	$124,933	$128,186	$127,986
9/30/2019	$123,957	$126,993	$126,615
12/31/2019	$137,735	$136,970	$136,953
3/31/2020	$85,262	$105,109	$105,692
6/30/2020	$106,052	$121,235	$121,417
9/30/2020	$109,978	$127,201	$127,241
12/31/2020	$144,633	$147,361	$147,657
3/31/2021	$157,747	$153,317	$152,795
6/30/2021	$164,581	$161,973	$160,696
9/30/2021	$156,413	$160,906	$159,980
12/31/2021	$157,970	$165,964	$164,288
3/31/2022	$144,393	$157,983	$154,572
6/30/2022	$127,379	$134,829	$132,141
9/30/2022	$108,562	$122,432	$119,776
12/31/2022	$133,527	$142,246	$140,546
3/31/2023	$152,137	$153,652	$152,443
6/30/2023	$156,906	$158,309	$156,946
9/30/2023	$146,089	$151,813	$150,494
12/31/2023	$158,927	$167,765	$166,178
3/31/2024	$159,105	$177,146	$175,792
6/30/2024	$152,399	$176,078	$175,052
9/30/2024	$165,871	$189,739	$187,765
12/31/2024	$151,859	$175,649	$172,532
3/31/2025	$163,915	$186,543	$184,373
6/30/2025	$184,678	$209,012	$206,084
9/30/2025	$192,046	$220,161	$215,908
12/31/2025	$201,340	$231,602	$226,398
3/31/2026	$188,477	$229,434	$223,588

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	14.98%	3.62%	6.54%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI EAFE Index (Net)	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 12,643,810,856
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 52,157,992
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$12,643,810,856
# of Portfolio Holdings	63
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$52,157,992

Holdings [Text Block]

Geographic allocation

Table Summary
Germany	22.5%
France	20.5%
United Kingdom	14.8%
United States	8.8%
Netherlands	7.7%
Japan	5.4%
South Korea	4.3%
Switzerland	3.5%
Denmark	2.3%
Sweden	2.1%
Other	7.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Table Summary
Consumer Discretionary	22.1%
Industrials	19.5%
Financials	15.3%
Consumer Staples	12.5%
Information Technology	11.0%
Health Care	8.4%
Materials	6.6%
Communication Services	1.8%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
adidas AG	3.0%
BNP Paribas SA	2.8%
Sunbelt Rentals Holdings, Inc.	2.7%
Reckitt Benckiser Group PLC	2.4%
DSV AS	2.3%
Symrise AG	2.3%
Bayerische Motoren Werke AG	2.3%
Accor SA	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
CNH Industrial NV	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174803
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	Institutional
Trading Symbol	OANIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Institutional Class returned -1.81% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to France and Ireland detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Bayer AG (Germany). Dassault Systemes SE (France), Flutter Entertainment PLC (United Kingdom) and Prosus NV (Netherlands) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI World ex U.S. Index (Net)	MSCI EAFE Index (Net)
4/1/2016	$250,000	$250,000	$250,000
6/30/2016	$230,584	$247,368	$246,345
9/30/2016	$261,216	$262,939	$262,195
12/31/2016	$278,105	$261,982	$260,324
3/31/2017	$304,433	$279,818	$279,186
6/30/2017	$323,292	$295,573	$296,273
9/30/2017	$352,927	$312,191	$312,285
12/31/2017	$361,529	$325,400	$325,495
3/31/2018	$351,539	$318,767	$320,510
6/30/2018	$334,089	$316,391	$316,544
9/30/2018	$331,180	$320,524	$320,833
12/31/2018	$277,203	$279,551	$280,608
3/31/2019	$302,428	$308,760	$308,607
6/30/2019	$312,870	$320,464	$319,965
9/30/2019	$310,429	$317,483	$316,536
12/31/2019	$344,911	$342,424	$342,383
3/31/2020	$213,562	$262,774	$264,229
6/30/2020	$265,742	$303,089	$303,543
9/30/2020	$275,707	$318,001	$318,102
12/31/2020	$362,692	$368,401	$369,142
3/31/2021	$395,677	$383,293	$381,987
6/30/2021	$412,796	$404,932	$401,740
9/30/2021	$392,337	$402,264	$399,951
12/31/2021	$396,340	$414,910	$410,721
3/31/2022	$362,276	$394,956	$386,430
6/30/2022	$319,730	$337,073	$330,352
9/30/2022	$272,519	$306,079	$299,439
12/31/2022	$335,113	$355,615	$351,364
3/31/2023	$381,985	$384,131	$381,108
6/30/2023	$393,958	$395,773	$392,364
9/30/2023	$366,945	$379,532	$376,235
12/31/2023	$399,190	$419,413	$415,446
3/31/2024	$399,786	$442,865	$439,479
6/30/2024	$382,936	$440,196	$437,631
9/30/2024	$416,935	$474,348	$469,412
12/31/2024	$381,747	$439,124	$431,329
3/31/2025	$412,066	$466,357	$460,934
6/30/2025	$464,435	$522,531	$515,209
9/30/2025	$482,964	$550,404	$539,770
12/31/2025	$506,583	$579,004	$565,995
3/31/2026	$474,208	$573,586	$558,969

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	15.08%	3.69%	6.61%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI EAFE Index (Net)	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 12,643,810,856
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 52,157,992
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$12,643,810,856
# of Portfolio Holdings	63
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$52,157,992

Holdings [Text Block]

Geographic allocation

Table Summary
Germany	22.5%
France	20.5%
United Kingdom	14.8%
United States	8.8%
Netherlands	7.7%
Japan	5.4%
South Korea	4.3%
Switzerland	3.5%
Denmark	2.3%
Sweden	2.1%
Other	7.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Table Summary
Consumer Discretionary	22.1%
Industrials	19.5%
Financials	15.3%
Consumer Staples	12.5%
Information Technology	11.0%
Health Care	8.4%
Materials	6.6%
Communication Services	1.8%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
adidas AG	3.0%
BNP Paribas SA	2.8%
Sunbelt Rentals Holdings, Inc.	2.7%
Reckitt Benckiser Group PLC	2.4%
DSV AS	2.3%
Symrise AG	2.3%
Bayerische Motoren Werke AG	2.3%
Accor SA	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
CNH Industrial NV	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000225888
Shareholder Report [Line Items]
Fund Name	Oakmark International Fund
Class Name	R6
Trading Symbol	OAZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[20]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund R6 Class returned -1.78% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to France and Ireland detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Bayer AG (Germany). Dassault Systemes SE (France), Flutter Entertainment PLC (United Kingdom) and Prosus NV (Netherlands) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	R6 Class	MSCI World ex U.S. Index (Net)	MSCI EAFE Index (Net)
4/1/2016	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$922,335	$989,472	$985,378
9/30/2016	$1,044,863	$1,051,754	$1,048,780
12/31/2016	$1,112,419	$1,047,928	$1,041,297
3/31/2017	$1,217,734	$1,119,274	$1,116,743
6/30/2017	$1,293,169	$1,182,292	$1,185,091
9/30/2017	$1,411,709	$1,248,765	$1,249,141
12/31/2017	$1,446,115	$1,301,598	$1,301,979
3/31/2018	$1,406,156	$1,275,068	$1,282,040
6/30/2018	$1,336,354	$1,265,564	$1,266,177
9/30/2018	$1,324,720	$1,282,094	$1,283,331
12/31/2018	$1,108,812	$1,118,203	$1,122,432
3/31/2019	$1,209,711	$1,235,040	$1,234,427
6/30/2019	$1,251,482	$1,281,858	$1,279,858
9/30/2019	$1,241,717	$1,269,932	$1,266,145
12/31/2019	$1,379,642	$1,369,695	$1,369,531
3/31/2020	$854,249	$1,051,094	$1,056,916
6/30/2020	$1,062,967	$1,212,354	$1,214,173
9/30/2020	$1,102,828	$1,272,005	$1,272,407
12/31/2020	$1,450,213	$1,473,605	$1,476,570
3/31/2021	$1,582,708	$1,533,173	$1,527,947
6/30/2021	$1,651,739	$1,619,728	$1,606,959
9/30/2021	$1,569,904	$1,609,058	$1,599,802
12/31/2021	$1,586,251	$1,659,638	$1,642,882
3/31/2022	$1,449,964	$1,579,826	$1,545,718
6/30/2022	$1,279,746	$1,348,293	$1,321,406
9/30/2022	$1,090,866	$1,224,316	$1,197,755
12/31/2022	$1,342,061	$1,422,461	$1,405,457
3/31/2023	$1,529,692	$1,536,524	$1,524,433
6/30/2023	$1,578,207	$1,583,090	$1,569,456
9/30/2023	$1,470,071	$1,518,130	$1,504,940
12/31/2023	$1,599,453	$1,677,651	$1,661,784
3/31/2024	$1,601,842	$1,771,460	$1,757,917
6/30/2024	$1,534,352	$1,760,785	$1,750,524
9/30/2024	$1,671,123	$1,897,394	$1,877,648
12/31/2024	$1,530,611	$1,756,495	$1,725,317
3/31/2025	$1,652,127	$1,865,428	$1,843,734
6/30/2025	$1,862,632	$2,090,124	$2,060,836
9/30/2025	$1,936,892	$2,201,615	$2,159,079
12/31/2025	$2,031,584	$2,316,016	$2,263,981
3/31/2026	$1,902,376	$2,294,344	$2,235,878

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	15.15%	3.75%	6.64%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI EAFE Index (Net)	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 12,643,810,856
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 52,157,992
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$12,643,810,856
# of Portfolio Holdings	63
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$52,157,992

Holdings [Text Block]

Geographic allocation

Table Summary
Germany	22.5%
France	20.5%
United Kingdom	14.8%
United States	8.8%
Netherlands	7.7%
Japan	5.4%
South Korea	4.3%
Switzerland	3.5%
Denmark	2.3%
Sweden	2.1%
Other	7.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Table Summary
Consumer Discretionary	22.1%
Industrials	19.5%
Financials	15.3%
Consumer Staples	12.5%
Information Technology	11.0%
Health Care	8.4%
Materials	6.6%
Communication Services	1.8%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
adidas AG	3.0%
BNP Paribas SA	2.8%
Sunbelt Rentals Holdings, Inc.	2.7%
Reckitt Benckiser Group PLC	2.4%
DSV AS	2.3%
Symrise AG	2.3%
Bayerische Motoren Werke AG	2.3%
Accor SA	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
CNH Industrial NV	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000007564
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Investor Class
Trading Symbol	OAKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.32%	[21]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Investor Class returned -6.78% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Finland contributed most to returns, while exposure to the United Kingdom and Germany detracted most from returns.

  At the equity sector level, Consumer Staples and Financials performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

  At the equity holdings level, Jenoptik AG (Germany) led the positive contributors followed by Metso OYJ (Finland) and BNK Financial Group, Inc. (South Korea). TeamViewer SE (Germany), Dometic Group AB (Sweden) and Amplifon SpA (Italy) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Investor Class	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2016	$10,000	$10,000	$10,000
6/30/2016	$9,764	$9,895	$9,872
9/30/2016	$10,592	$10,518	$10,662
12/31/2016	$10,752	$10,479	$10,369
3/31/2017	$11,783	$11,193	$11,158
6/30/2017	$12,851	$11,823	$11,971
9/30/2017	$13,344	$12,488	$12,839
12/31/2017	$13,556	$13,016	$13,587
3/31/2018	$13,097	$12,751	$13,519
6/30/2018	$13,021	$12,656	$13,392
9/30/2018	$12,486	$12,821	$13,278
12/31/2018	$10,339	$11,182	$11,132
3/31/2019	$11,683	$12,350	$12,348
6/30/2019	$12,222	$12,819	$12,566
9/30/2019	$12,123	$12,699	$12,532
12/31/2019	$13,637	$13,697	$13,960
3/31/2020	$8,415	$10,511	$9,997
6/30/2020	$10,494	$12,124	$12,163
9/30/2020	$11,367	$12,720	$13,393
12/31/2020	$14,322	$14,736	$15,744
3/31/2021	$15,974	$15,332	$16,512
6/30/2021	$17,195	$16,197	$17,306
9/30/2021	$16,881	$16,091	$17,431
12/31/2021	$17,059	$16,596	$17,498
3/31/2022	$15,129	$15,798	$16,232
6/30/2022	$12,855	$13,483	$13,321
9/30/2022	$11,416	$12,243	$12,061
12/31/2022	$14,592	$14,225	$13,896
3/31/2023	$15,549	$15,365	$14,589
6/30/2023	$16,146	$15,831	$14,660
9/30/2023	$15,646	$15,181	$14,150
12/31/2023	$17,441	$16,777	$15,650
3/31/2024	$17,530	$17,715	$16,053
6/30/2024	$16,985	$17,608	$15,804
9/30/2024	$19,006	$18,974	$17,454
12/31/2024	$16,930	$17,565	$16,082
3/31/2025	$18,325	$18,654	$16,629
6/30/2025	$21,438	$20,901	$19,426
9/30/2025	$21,599	$22,016	$20,832
12/31/2025	$21,913	$23,160	$21,562
3/31/2026	$20,134	$22,943	$21,482

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	9.87%	4.74%	7.25%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI World ex U.S. Small Cap Index (Net)	29.19%	5.40%	7.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 1,164,901,688
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,318,622
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,164,901,688
# of Portfolio Holdings	61
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,318,622

Holdings [Text Block]

Geographic allocation

Table Summary
Germany	13.5%
Italy	11.8%
Japan	10.4%
United Kingdom	9.4%
Sweden	6.3%
Switzerland	5.9%
South Korea	4.4%
Finland	4.3%
France	3.9%
Mexico	3.7%
Other	25.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Table Summary
Industrials	26.1%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	12.6%
Consumer Staples	8.5%
Health Care	7.4%
Real Estate	5.3%
Materials	4.6%
Communication Services	3.6%
Short Term Investments & Other, Net	3.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Atea ASA	3.2%
Julius Baer Group Ltd.	3.0%
Azelis Group NV	3.0%
Azimut Holding SpA	2.8%
Amplifon SpA	2.7%
Fielmann Group AG	2.6%
Valmet OYJ	2.6%
Davide Campari-Milano NV	2.6%
Duerr AG	2.5%
Jenoptik AG	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174805
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Advisor
Trading Symbol	OAYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%	[22]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Advisor Class returned -6.75% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Finland contributed most to returns, while exposure to the United Kingdom and Germany detracted most from returns.

  At the equity sector level, Consumer Staples and Financials performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

  At the equity holdings level, Jenoptik AG (Germany) led the positive contributors followed by Metso OYJ (Finland) and BNK Financial Group, Inc. (South Korea). TeamViewer SE (Germany), Dometic Group AB (Sweden) and Amplifon SpA (Italy) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2016	$100,000	$100,000	$100,000
6/30/2016	$97,645	$98,947	$98,716
9/30/2016	$105,924	$105,175	$106,616
12/31/2016	$107,592	$104,793	$103,690
3/31/2017	$117,975	$111,927	$111,580
6/30/2017	$128,654	$118,229	$119,705
9/30/2017	$133,588	$124,876	$128,392
12/31/2017	$135,777	$130,160	$135,871
3/31/2018	$131,182	$127,507	$135,188
6/30/2018	$130,493	$126,556	$133,919
9/30/2018	$125,056	$128,209	$132,779
12/31/2018	$103,625	$111,820	$111,316
3/31/2019	$117,087	$123,504	$123,480
6/30/2019	$122,488	$128,186	$125,656
9/30/2019	$121,657	$126,993	$125,318
12/31/2019	$136,839	$136,970	$139,602
3/31/2020	$84,388	$105,109	$99,971
6/30/2020	$105,319	$121,235	$121,629
9/30/2020	$114,158	$127,201	$133,933
12/31/2020	$143,873	$147,361	$157,445
3/31/2021	$160,464	$153,317	$165,122
6/30/2021	$172,801	$161,973	$173,060
9/30/2021	$169,823	$160,906	$174,308
12/31/2021	$171,579	$165,964	$174,979
3/31/2022	$152,255	$157,983	$162,324
6/30/2022	$129,464	$134,829	$133,211
9/30/2022	$115,079	$122,432	$120,613
12/31/2022	$147,049	$142,246	$138,956
3/31/2023	$156,782	$153,652	$145,887
6/30/2023	$162,798	$158,309	$146,595
9/30/2023	$157,843	$151,813	$141,498
12/31/2023	$176,054	$167,765	$156,499
3/31/2024	$176,957	$177,146	$160,533
6/30/2024	$171,540	$176,078	$158,036
9/30/2024	$192,125	$189,739	$174,545
12/31/2024	$171,114	$175,649	$160,824
3/31/2025	$185,318	$186,543	$166,286
6/30/2025	$216,892	$209,012	$194,260
9/30/2025	$218,619	$220,161	$208,325
12/31/2025	$221,884	$231,602	$215,618
3/31/2026	$203,858	$229,434	$214,817

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	10.00%	4.90%	7.38%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI World ex U.S. Small Cap Index (Net)	29.19%	5.40%	7.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 1,164,901,688
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,318,622
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,164,901,688
# of Portfolio Holdings	61
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,318,622

Holdings [Text Block]

Geographic allocation

Table Summary
Germany	13.5%
Italy	11.8%
Japan	10.4%
United Kingdom	9.4%
Sweden	6.3%
Switzerland	5.9%
South Korea	4.4%
Finland	4.3%
France	3.9%
Mexico	3.7%
Other	25.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Table Summary
Industrials	26.1%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	12.6%
Consumer Staples	8.5%
Health Care	7.4%
Real Estate	5.3%
Materials	4.6%
Communication Services	3.6%
Short Term Investments & Other, Net	3.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Atea ASA	3.2%
Julius Baer Group Ltd.	3.0%
Azelis Group NV	3.0%
Azimut Holding SpA	2.8%
Amplifon SpA	2.7%
Fielmann Group AG	2.6%
Valmet OYJ	2.6%
Davide Campari-Milano NV	2.6%
Duerr AG	2.5%
Jenoptik AG	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174806
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	Institutional
Trading Symbol	OANEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.08%	[23]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Institutional Class returned -6.70% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Finland contributed most to returns, while exposure to the United Kingdom and Germany detracted most from returns.

  At the equity sector level, Consumer Staples and Financials performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

  At the equity holdings level, Jenoptik AG (Germany) led the positive contributors followed by Metso OYJ (Finland) and BNK Financial Group, Inc. (South Korea). TeamViewer SE (Germany), Dometic Group AB (Sweden) and Amplifon SpA (Italy) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2016	$250,000	$250,000	$250,000
6/30/2016	$244,111	$247,368	$246,791
9/30/2016	$264,811	$262,939	$266,540
12/31/2016	$268,979	$261,982	$259,225
3/31/2017	$294,938	$279,818	$278,951
6/30/2017	$321,634	$295,573	$299,263
9/30/2017	$334,153	$312,191	$320,980
12/31/2017	$339,757	$325,400	$339,678
3/31/2018	$328,265	$318,767	$337,970
6/30/2018	$326,542	$316,391	$334,798
9/30/2018	$313,327	$320,524	$331,947
12/31/2018	$259,813	$279,551	$278,291
3/31/2019	$293,439	$308,760	$308,700
6/30/2019	$307,014	$320,464	$314,141
9/30/2019	$304,717	$317,483	$313,295
12/31/2019	$342,984	$342,424	$349,005
3/31/2020	$211,535	$262,774	$249,928
6/30/2020	$263,947	$303,089	$304,074
9/30/2020	$286,170	$318,001	$334,834
12/31/2020	$360,909	$368,401	$393,612
3/31/2021	$402,652	$383,293	$412,806
6/30/2021	$433,691	$404,932	$432,649
9/30/2021	$426,199	$402,264	$435,770
12/31/2021	$431,015	$414,910	$437,447
3/31/2022	$382,349	$394,956	$405,810
6/30/2022	$325,171	$337,073	$333,027
9/30/2022	$288,944	$306,079	$301,533
12/31/2022	$369,501	$355,615	$347,390
3/31/2023	$394,030	$384,131	$364,717
6/30/2023	$409,194	$395,773	$366,488
9/30/2023	$396,706	$379,532	$353,745
12/31/2023	$442,746	$419,413	$391,247
3/31/2024	$445,023	$442,865	$401,333
6/30/2024	$431,586	$440,196	$395,089
9/30/2024	$483,513	$474,348	$436,362
12/31/2024	$430,680	$439,124	$402,059
3/31/2025	$466,550	$466,357	$415,714
6/30/2025	$546,045	$522,531	$485,649
9/30/2025	$550,650	$550,404	$520,812
12/31/2025	$558,836	$579,004	$539,045
3/31/2026	$513,781	$573,586	$537,043

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	10.12%	5.00%	7.47%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI World ex U.S. Small Cap Index (Net)	29.19%	5.40%	7.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 1,164,901,688
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,318,622
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,164,901,688
# of Portfolio Holdings	61
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,318,622

Holdings [Text Block]

Geographic allocation

Table Summary
Germany	13.5%
Italy	11.8%
Japan	10.4%
United Kingdom	9.4%
Sweden	6.3%
Switzerland	5.9%
South Korea	4.4%
Finland	4.3%
France	3.9%
Mexico	3.7%
Other	25.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Table Summary
Industrials	26.1%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	12.6%
Consumer Staples	8.5%
Health Care	7.4%
Real Estate	5.3%
Materials	4.6%
Communication Services	3.6%
Short Term Investments & Other, Net	3.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Atea ASA	3.2%
Julius Baer Group Ltd.	3.0%
Azelis Group NV	3.0%
Azimut Holding SpA	2.8%
Amplifon SpA	2.7%
Fielmann Group AG	2.6%
Valmet OYJ	2.6%
Davide Campari-Milano NV	2.6%
Duerr AG	2.5%
Jenoptik AG	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000225889
Shareholder Report [Line Items]
Fund Name	Oakmark International Small Cap Fund
Class Name	R6
Trading Symbol	OAZEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$50	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.04%	[24]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund R6 Class returned -6.66% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Finland contributed most to returns, while exposure to the United Kingdom and Germany detracted most from returns.

  At the equity sector level, Consumer Staples and Financials performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

  At the equity holdings level, Jenoptik AG (Germany) led the positive contributors followed by Metso OYJ (Finland) and BNK Financial Group, Inc. (South Korea). TeamViewer SE (Germany), Dometic Group AB (Sweden) and Amplifon SpA (Italy) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	R6 Class	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2016	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$976,445	$989,472	$987,163
9/30/2016	$1,059,243	$1,051,754	$1,066,162
12/31/2016	$1,075,918	$1,047,928	$1,036,900
3/31/2017	$1,179,754	$1,119,274	$1,115,804
6/30/2017	$1,286,536	$1,182,292	$1,197,053
9/30/2017	$1,336,613	$1,248,765	$1,283,922
12/31/2017	$1,359,027	$1,301,598	$1,358,712
3/31/2018	$1,313,062	$1,275,068	$1,351,882
6/30/2018	$1,306,167	$1,265,564	$1,339,192
9/30/2018	$1,253,307	$1,282,094	$1,327,788
12/31/2018	$1,039,254	$1,118,203	$1,113,164
3/31/2019	$1,173,755	$1,235,040	$1,234,799
6/30/2019	$1,228,057	$1,281,858	$1,256,563
9/30/2019	$1,218,868	$1,269,932	$1,253,181
12/31/2019	$1,371,937	$1,369,695	$1,396,019
3/31/2020	$846,140	$1,051,094	$999,714
6/30/2020	$1,055,788	$1,212,354	$1,216,295
9/30/2020	$1,144,679	$1,272,005	$1,339,335
12/31/2020	$1,443,638	$1,473,605	$1,574,446
3/31/2021	$1,610,607	$1,533,173	$1,651,223
6/30/2021	$1,734,763	$1,619,728	$1,730,596
9/30/2021	$1,704,795	$1,609,058	$1,743,080
12/31/2021	$1,723,563	$1,659,638	$1,749,787
3/31/2022	$1,529,727	$1,579,826	$1,623,241
6/30/2022	$1,300,967	$1,348,293	$1,332,107
9/30/2022	$1,156,027	$1,224,316	$1,206,131
12/31/2022	$1,478,809	$1,422,461	$1,389,561
3/31/2023	$1,576,980	$1,536,524	$1,458,870
6/30/2023	$1,637,668	$1,583,090	$1,465,951
9/30/2023	$1,587,690	$1,518,130	$1,414,979
12/31/2023	$1,772,378	$1,677,651	$1,564,987
3/31/2024	$1,781,496	$1,771,460	$1,605,334
6/30/2024	$1,727,704	$1,760,785	$1,580,356
9/30/2024	$1,934,664	$1,897,394	$1,745,450
12/31/2024	$1,724,640	$1,756,495	$1,608,237
3/31/2025	$1,868,279	$1,865,428	$1,662,857
6/30/2025	$2,186,614	$2,090,124	$1,942,598
9/30/2025	$2,205,055	$2,201,615	$2,083,250
12/31/2025	$2,238,689	$2,316,016	$2,156,180
3/31/2026	$2,058,199	$2,294,344	$2,148,173

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	10.17%	5.03%	7.49%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI World ex U.S. Small Cap Index (Net)	29.19%	5.40%	7.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 1,164,901,688
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,318,622
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$1,164,901,688
# of Portfolio Holdings	61
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,318,622

Holdings [Text Block]

Geographic allocation

Table Summary
Germany	13.5%
Italy	11.8%
Japan	10.4%
United Kingdom	9.4%
Sweden	6.3%
Switzerland	5.9%
South Korea	4.4%
Finland	4.3%
France	3.9%
Mexico	3.7%
Other	25.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Table Summary
Industrials	26.1%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	12.6%
Consumer Staples	8.5%
Health Care	7.4%
Real Estate	5.3%
Materials	4.6%
Communication Services	3.6%
Short Term Investments & Other, Net	3.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
Atea ASA	3.2%
Julius Baer Group Ltd.	3.0%
Azelis Group NV	3.0%
Azimut Holding SpA	2.8%
Amplifon SpA	2.7%
Fielmann Group AG	2.6%
Valmet OYJ	2.6%
Davide Campari-Milano NV	2.6%
Duerr AG	2.5%
Jenoptik AG	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000036890
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Investor Class
Trading Symbol	OAKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%	[25]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Investor Class returned -5.45% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Germany and Switzerland contributed most to returns, while exposure to the United States and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Bayer AG (Germany) led the positive contributors followed by ConocoPhillips (U.S.) and Roche Holdings AG (U.S.). Prosus NV (Netherlands), Alibaba Group Holdings Ltd. (China) and Dassault Systemes SE (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Investor Class	MSCI World Index (Net)
4/1/2016	$10,000	$10,000
6/30/2016	$9,630	$10,101
9/30/2016	$10,639	$10,592
12/31/2016	$11,429	$10,789
3/31/2017	$12,096	$11,477
6/30/2017	$12,844	$11,939
9/30/2017	$13,449	$12,516
12/31/2017	$13,850	$13,205
3/31/2018	$13,391	$13,036
6/30/2018	$13,097	$13,262
9/30/2018	$13,334	$13,923
12/31/2018	$10,915	$12,055
3/31/2019	$12,303	$13,560
6/30/2019	$12,778	$14,102
9/30/2019	$12,680	$14,177
12/31/2019	$14,167	$15,391
3/31/2020	$9,824	$12,151
6/30/2020	$12,091	$14,503
9/30/2020	$12,870	$15,653
12/31/2020	$16,015	$17,838
3/31/2021	$17,755	$18,716
6/30/2021	$18,976	$20,166
9/30/2021	$18,663	$20,164
12/31/2021	$19,091	$21,730
3/31/2022	$17,731	$20,610
6/30/2022	$14,778	$17,274
9/30/2022	$13,108	$16,205
12/31/2022	$14,802	$17,788
3/31/2023	$16,149	$19,163
6/30/2023	$17,067	$20,472
9/30/2023	$16,738	$19,763
12/31/2023	$18,162	$22,019
3/31/2024	$18,697	$23,975
6/30/2024	$18,383	$24,605
9/30/2024	$20,004	$26,172
12/31/2024	$19,011	$26,130
3/31/2025	$20,634	$25,662
6/30/2025	$21,570	$28,606
9/30/2025	$22,300	$30,686
12/31/2025	$22,948	$31,642
3/31/2026	$21,085	$30,512

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	2.18%	3.50%	7.74%
MSCI World Index (Net)	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 884,982,759
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,801,712
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$884,982,759
# of Portfolio Holdings	26
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,801,712

Holdings [Text Block]

Geographic allocation

Table Summary
United States	63.5%
France	9.0%
United Kingdom	8.5%
Germany	7.5%
Denmark	4.2%
Netherlands	3.8%
China	3.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Table Summary
Financials	21.4%
Health Care	20.5%
Industrials	13.6%
Consumer Discretionary	12.5%
Consumer Staples	10.8%
Information Technology	7.2%
Communication Services	3.7%
Energy	3.5%
Short Term Investments & Other, Net	6.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
BNP Paribas SA	6.2%
CNH Industrial NV	5.9%
IQVIA Holdings, Inc.	5.6%
Intercontinental Exchange, Inc.	4.7%
Becton Dickinson & Co.	4.7%
Sysco Corp.	4.6%
Salesforce, Inc.	4.4%
Bayer AG	4.4%
Charles Schwab Corp.	4.3%
DSV AS	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174807
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Advisor
Trading Symbol	OAYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[26]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Advisor Class returned -5.37% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Germany and Switzerland contributed most to returns, while exposure to the United States and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Bayer AG (Germany) led the positive contributors followed by ConocoPhillips (U.S.) and Roche Holdings AG (U.S.). Prosus NV (Netherlands), Alibaba Group Holdings Ltd. (China) and Dassault Systemes SE (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI World Index (Net)
4/1/2016	$100,000	$100,000
6/30/2016	$96,299	$101,008
9/30/2016	$106,393	$105,923
12/31/2016	$114,294	$107,888
3/31/2017	$121,093	$114,767
6/30/2017	$128,572	$119,387
9/30/2017	$134,692	$125,164
12/31/2017	$138,712	$132,055
3/31/2018	$134,113	$130,363
6/30/2018	$131,238	$132,624
9/30/2018	$133,681	$139,230
12/31/2018	$109,409	$120,551
3/31/2019	$123,416	$135,595
6/30/2019	$128,111	$141,020
9/30/2019	$127,202	$141,774
12/31/2019	$142,174	$153,908
3/31/2020	$98,670	$121,508
6/30/2020	$121,458	$145,030
9/30/2020	$129,284	$156,529
12/31/2020	$160,923	$178,383
3/31/2021	$178,514	$187,162
6/30/2021	$190,881	$201,656
9/30/2021	$187,731	$201,642
12/31/2021	$192,161	$217,301
3/31/2022	$178,544	$206,103
6/30/2022	$148,857	$172,742
9/30/2022	$132,111	$162,054
12/31/2022	$149,311	$177,879
3/31/2023	$162,916	$191,630
6/30/2023	$172,184	$204,718
9/30/2023	$168,953	$197,631
12/31/2023	$183,386	$220,191
3/31/2024	$188,884	$239,746
6/30/2024	$185,791	$246,055
9/30/2024	$202,283	$261,716
12/31/2024	$192,308	$261,303
3/31/2025	$208,754	$256,620
6/30/2025	$218,413	$286,059
9/30/2025	$225,897	$306,856
12/31/2025	$232,518	$316,423
3/31/2026	$213,775	$305,117

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	2.40%	3.67%	7.89%
MSCI World Index (Net)	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 884,982,759
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,801,712
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$884,982,759
# of Portfolio Holdings	26
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,801,712

Holdings [Text Block]

Geographic allocation

Table Summary
United States	63.5%
France	9.0%
United Kingdom	8.5%
Germany	7.5%
Denmark	4.2%
Netherlands	3.8%
China	3.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Table Summary
Financials	21.4%
Health Care	20.5%
Industrials	13.6%
Consumer Discretionary	12.5%
Consumer Staples	10.8%
Information Technology	7.2%
Communication Services	3.7%
Energy	3.5%
Short Term Investments & Other, Net	6.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
BNP Paribas SA	6.2%
CNH Industrial NV	5.9%
IQVIA Holdings, Inc.	5.6%
Intercontinental Exchange, Inc.	4.7%
Becton Dickinson & Co.	4.7%
Sysco Corp.	4.6%
Salesforce, Inc.	4.4%
Bayer AG	4.4%
Charles Schwab Corp.	4.3%
DSV AS	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000174808
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	Institutional
Trading Symbol	OANWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[27]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Institutional Class returned -5.36% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Germany and Switzerland contributed most to returns, while exposure to the United States and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Bayer AG (Germany) led the positive contributors followed by ConocoPhillips (U.S.) and Roche Holdings AG (U.S.). Prosus NV (Netherlands), Alibaba Group Holdings Ltd. (China) and Dassault Systemes SE (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI World Index (Net)
4/1/2016	$250,000	$250,000
6/30/2016	$240,747	$252,521
9/30/2016	$265,983	$264,807
12/31/2016	$285,735	$269,719
3/31/2017	$302,733	$286,917
6/30/2017	$321,431	$298,468
9/30/2017	$336,729	$312,911
12/31/2017	$346,908	$330,137
3/31/2018	$335,584	$325,908
6/30/2018	$328,395	$331,561
9/30/2018	$334,506	$348,074
12/31/2018	$273,948	$301,378
3/31/2019	$308,807	$338,989
6/30/2019	$320,742	$352,551
9/30/2019	$318,469	$354,435
12/31/2019	$355,960	$384,769
3/31/2020	$247,040	$303,769
6/30/2020	$304,285	$362,575
9/30/2020	$323,879	$391,322
12/31/2020	$403,335	$445,957
3/31/2021	$447,401	$467,905
6/30/2021	$478,383	$504,139
9/30/2021	$470,685	$504,105
12/31/2021	$481,646	$543,252
3/31/2022	$447,712	$515,258
6/30/2022	$373,483	$431,856
9/30/2022	$331,490	$405,134
12/31/2022	$374,532	$444,698
3/31/2023	$408,891	$479,076
6/30/2023	$432,366	$511,794
9/30/2023	$424,043	$494,077
12/31/2023	$460,354	$550,479
3/31/2024	$474,376	$599,364
6/30/2024	$466,610	$615,137
9/30/2024	$508,245	$654,289
12/31/2024	$483,099	$653,258
3/31/2025	$524,651	$641,550
6/30/2025	$548,926	$715,148
9/30/2025	$567,734	$767,141
12/31/2025	$584,675	$791,057
3/31/2026	$537,323	$762,793

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	2.42%	3.73%	7.95%
MSCI World Index (Net)	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 884,982,759
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,801,712
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$884,982,759
# of Portfolio Holdings	26
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,801,712

Holdings [Text Block]

Geographic allocation

Table Summary
United States	63.5%
France	9.0%
United Kingdom	8.5%
Germany	7.5%
Denmark	4.2%
Netherlands	3.8%
China	3.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Table Summary
Financials	21.4%
Health Care	20.5%
Industrials	13.6%
Consumer Discretionary	12.5%
Consumer Staples	10.8%
Information Technology	7.2%
Communication Services	3.7%
Energy	3.5%
Short Term Investments & Other, Net	6.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
BNP Paribas SA	6.2%
CNH Industrial NV	5.9%
IQVIA Holdings, Inc.	5.6%
Intercontinental Exchange, Inc.	4.7%
Becton Dickinson & Co.	4.7%
Sysco Corp.	4.6%
Salesforce, Inc.	4.4%
Bayer AG	4.4%
Charles Schwab Corp.	4.3%
DSV AS	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000225890
Shareholder Report [Line Items]
Fund Name	Oakmark Global Select Fund
Class Name	R6
Trading Symbol	OAZWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$40	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[28]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund R6 Class returned -5.33% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Germany and Switzerland contributed most to returns, while exposure to the United States and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Bayer AG (Germany) led the positive contributors followed by ConocoPhillips (U.S.) and Roche Holdings AG (U.S.). Prosus NV (Netherlands), Alibaba Group Holdings Ltd. (China) and Dassault Systemes SE (France) were the worst performing equities.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	R6 Class	MSCI World Index (Net)
4/1/2016	$1,000,000	$1,000,000
6/30/2016	$962,988	$1,010,082
9/30/2016	$1,063,930	$1,059,229
12/31/2016	$1,142,942	$1,078,878
3/31/2017	$1,210,933	$1,147,667
6/30/2017	$1,285,724	$1,193,874
9/30/2017	$1,346,917	$1,251,642
12/31/2017	$1,387,633	$1,320,550
3/31/2018	$1,342,337	$1,303,632
6/30/2018	$1,313,578	$1,326,243
9/30/2018	$1,338,024	$1,392,297
12/31/2018	$1,095,790	$1,205,510
3/31/2019	$1,235,227	$1,355,955
6/30/2019	$1,282,969	$1,410,202
9/30/2019	$1,273,875	$1,417,742
12/31/2019	$1,423,840	$1,539,076
3/31/2020	$988,158	$1,215,075
6/30/2020	$1,217,141	$1,450,299
9/30/2020	$1,295,517	$1,565,289
12/31/2020	$1,613,338	$1,783,827
3/31/2021	$1,790,374	$1,871,621
6/30/2021	$1,914,300	$2,016,558
9/30/2021	$1,883,511	$2,016,418
12/31/2021	$1,927,841	$2,173,009
3/31/2022	$1,792,077	$2,061,034
6/30/2022	$1,495,095	$1,727,424
9/30/2022	$1,327,087	$1,620,538
12/31/2022	$1,499,329	$1,778,791
3/31/2023	$1,636,875	$1,916,304
6/30/2023	$1,731,704	$2,047,178
9/30/2023	$1,699,240	$1,976,309
12/31/2023	$1,844,796	$2,201,914
3/31/2024	$1,900,961	$2,397,458
6/30/2024	$1,869,854	$2,460,548
9/30/2024	$2,036,620	$2,617,157
12/31/2024	$1,937,037	$2,613,032
3/31/2025	$2,103,569	$2,566,200
6/30/2025	$2,200,859	$2,860,590
9/30/2025	$2,277,114	$3,068,563
12/31/2025	$2,344,716	$3,164,227
3/31/2026	$2,155,712	$3,051,171

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	2.48%	3.78%	7.98%
MSCI World Index (Net)	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 884,982,759
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,801,712
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$884,982,759
# of Portfolio Holdings	26
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,801,712

Holdings [Text Block]

Geographic allocation

Table Summary
United States	63.5%
France	9.0%
United Kingdom	8.5%
Germany	7.5%
Denmark	4.2%
Netherlands	3.8%
China	3.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Table Summary
Financials	21.4%
Health Care	20.5%
Industrials	13.6%
Consumer Discretionary	12.5%
Consumer Staples	10.8%
Information Technology	7.2%
Communication Services	3.7%
Energy	3.5%
Short Term Investments & Other, Net	6.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
BNP Paribas SA	6.2%
CNH Industrial NV	5.9%
IQVIA Holdings, Inc.	5.6%
Intercontinental Exchange, Inc.	4.7%
Becton Dickinson & Co.	4.7%
Sysco Corp.	4.6%
Salesforce, Inc.	4.4%
Bayer AG	4.4%
Charles Schwab Corp.	4.3%
DSV AS	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000235267
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Investor Class
Trading Symbol	OAKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[29]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Investor Class returned 0.96% for the period ended March 31, 2026, underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.05% over the same period.

  The Fund's underperformance was primarily driven by sector allocation with duration and yield curve positioning detracting to a lesser extent. Strong security selection within corporate debt and securitized credit partially offset the underperformance.

  The Fund's overweight allocation to securitized products contributed positively to returns relative to the Fund's benchmark, while its overweight allocation to corporate debt and underweight position to government-guaranteed securities were detractions for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Bloomberg U.S. Aggregate Bond Index
1/28/2022	$10,000	$10,000
3/31/2022	$9,661	$9,611
6/30/2022	$9,111	$9,160
9/30/2022	$8,857	$8,725
12/31/2022	$9,049	$8,888
3/31/2023	$9,199	$9,151
6/30/2023	$9,222	$9,074
9/30/2023	$9,014	$8,781
12/31/2023	$9,653	$9,379
3/31/2024	$9,686	$9,307
6/30/2024	$9,740	$9,313
9/30/2024	$10,231	$9,797
12/31/2024	$9,963	$9,497
3/31/2025	$10,235	$9,761
6/30/2025	$10,429	$9,879
9/30/2025	$10,656	$10,079
12/31/2025	$10,763	$10,190
3/31/2026	$10,758	$10,185

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	Since Inception 1/28/2022
Investor Class	5.11%	1.77%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.44%

Performance Inception Date	Jan. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 247,774,423
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 251,980
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$247,774,423
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$251,980

Holdings [Text Block]

Asset allocation

Table Summary
Corporate Bonds	43.9%
Government and Agency Securities	21.6%
Collateralized Mortgage Obligations	13.3%
Asset Backed Securities	10.5%
Mortgage-Backed Securities	4.8%
Bank Loans	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
U.S. Treasury Notes, 4.000%, due 01/31/33	2.4%
U.S. Treasury Notes, 3.500%, due 11/30/30	2.4%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
U.S. Treasury Bonds, 5.000%, due 05/15/45	1.9%
U.S. Treasury Notes, 3.875%, due 07/31/30	1.6%
U.S. Treasury Notes, 3.500%, due 02/28/31	1.6%
Wells Fargo & Co., 4.182%, due 01/23/30 (1 day USD SOFR + 0.740%)	1.4%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.3%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.1%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000219731
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Advisor
Trading Symbol	OAYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[30]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Advisor Class returned 1.08% for the period ended March 31, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.05% over the same period.

  The Fund's underperformance was primarily driven by sector allocation with duration and yield curve positioning detracting to a lesser extent. Strong security selection within corporate debt and securitized credit partially offset the underperformance.

  The Fund's overweight allocation to securitized products contributed positively to returns relative to the Fund's benchmark, while its overweight allocation to corporate debt and underweight position to government-guaranteed securities were detractions for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$100,000	$100,000
6/30/2020	$99,928	$100,420
9/30/2020	$102,041	$101,042
12/31/2020	$104,854	$101,718
3/31/2021	$103,596	$98,287
6/30/2021	$105,533	$100,085
9/30/2021	$105,930	$100,137
12/31/2021	$105,864	$100,149
3/31/2022	$100,366	$94,206
6/30/2022	$94,665	$89,785
9/30/2022	$92,043	$85,518
12/31/2022	$94,082	$87,120
3/31/2023	$95,692	$89,700
6/30/2023	$95,981	$88,943
9/30/2023	$93,973	$86,069
12/31/2023	$100,661	$91,936
3/31/2024	$100,924	$91,223
6/30/2024	$101,660	$91,283
9/30/2024	$106,819	$96,026
12/31/2024	$104,080	$93,086
3/31/2025	$106,966	$95,674
6/30/2025	$109,040	$96,829
9/30/2025	$111,488	$98,795
12/31/2025	$112,807	$99,882
3/31/2026	$112,688	$99,835

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	Since Inception 6/10/2020
Advisor Class	5.35%	1.70%	2.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	(0.03%)

Performance Inception Date	Jun. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 247,774,423
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 251,980
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$247,774,423
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$251,980

Holdings [Text Block]

Asset allocation

Table Summary
Corporate Bonds	43.9%
Government and Agency Securities	21.6%
Collateralized Mortgage Obligations	13.3%
Asset Backed Securities	10.5%
Mortgage-Backed Securities	4.8%
Bank Loans	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
U.S. Treasury Notes, 4.000%, due 01/31/33	2.4%
U.S. Treasury Notes, 3.500%, due 11/30/30	2.4%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
U.S. Treasury Bonds, 5.000%, due 05/15/45	1.9%
U.S. Treasury Notes, 3.875%, due 07/31/30	1.6%
U.S. Treasury Notes, 3.500%, due 02/28/31	1.6%
Wells Fargo & Co., 4.182%, due 01/23/30 (1 day USD SOFR + 0.740%)	1.4%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.3%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.1%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000219732
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	Institutional
Trading Symbol	OANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[31]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Institutional Class returned 1.09% for the period ended March 31, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.05% over the same period.

  The Fund's underperformance was primarily driven by sector allocation with duration and yield curve positioning detracting to a lesser extent. Strong security selection within corporate debt and securitized credit partially offset the underperformance.

  The Fund's overweight allocation to securitized products contributed positively to returns relative to the Fund's benchmark, while its overweight allocation to corporate debt and underweight position to government-guaranteed securities were detractions for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$250,000	$250,000
6/30/2020	$249,833	$251,050
9/30/2020	$255,171	$252,605
12/31/2020	$262,254	$254,294
3/31/2021	$259,425	$245,718
6/30/2021	$264,056	$250,214
9/30/2021	$265,064	$250,343
12/31/2021	$264,909	$250,373
3/31/2022	$251,157	$235,515
6/30/2022	$236,906	$224,461
9/30/2022	$230,352	$213,794
12/31/2022	$235,461	$217,799
3/31/2023	$239,518	$224,250
6/30/2023	$240,253	$222,357
9/30/2023	$234,950	$215,172
12/31/2023	$251,718	$229,841
3/31/2024	$252,684	$228,058
6/30/2024	$254,541	$228,207
9/30/2024	$267,479	$240,064
12/31/2024	$260,632	$232,714
3/31/2025	$267,570	$239,186
6/30/2025	$272,780	$242,073
9/30/2025	$279,232	$246,987
12/31/2025	$282,244	$249,704
3/31/2026	$282,280	$249,587

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	Since Inception 6/10/2020
Institutional Class	5.50%	1.70%	2.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	(0.03%)

Performance Inception Date	Jun. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 247,774,423
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 251,980
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$247,774,423
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$251,980

Holdings [Text Block]

Asset allocation

Table Summary
Corporate Bonds	43.9%
Government and Agency Securities	21.6%
Collateralized Mortgage Obligations	13.3%
Asset Backed Securities	10.5%
Mortgage-Backed Securities	4.8%
Bank Loans	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
U.S. Treasury Notes, 4.000%, due 01/31/33	2.4%
U.S. Treasury Notes, 3.500%, due 11/30/30	2.4%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
U.S. Treasury Bonds, 5.000%, due 05/15/45	1.9%
U.S. Treasury Notes, 3.875%, due 07/31/30	1.6%
U.S. Treasury Notes, 3.500%, due 02/28/31	1.6%
Wells Fargo & Co., 4.182%, due 01/23/30 (1 day USD SOFR + 0.740%)	1.4%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.3%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.1%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents
C000225891
Shareholder Report [Line Items]
Fund Name	Oakmark Bond Fund
Class Name	R6
Trading Symbol	OAZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.
Additional Information Phone Number	1-800 OAKMARK (625-6275)
Additional Information Website	oakmark.com/our-funds/?tab=documents
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[32]
Factors Affecting Performance [Text Block]

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund R6 Class returned 1.11% for the period ended March 31, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.05% over the same period.

  The Fund's underperformance was primarily driven by sector allocation with duration and yield curve positioning detracting to a lesser extent. Strong security selection within corporate debt and securitized credit partially offset the underperformance.

  The Fund's overweight allocation to securitized products contributed positively to returns relative to the Fund's benchmark, while its overweight allocation to corporate debt and underweight position to government-guaranteed securities were detractions for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	R6 Class	Bloomberg U.S. Aggregate Bond Index
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,005,874	$1,003,474
3/31/2021	$994,321	$969,632
6/30/2021	$1,013,329	$987,373
9/30/2021	$1,017,402	$987,885
12/31/2021	$1,017,017	$988,002
3/31/2022	$964,410	$929,371
6/30/2022	$909,818	$885,751
9/30/2022	$884,826	$843,657
12/31/2022	$904,628	$859,460
3/31/2023	$921,395	$884,918
6/30/2023	$923,381	$877,446
9/30/2023	$903,227	$849,094
12/31/2023	$967,890	$906,978
3/31/2024	$971,948	$899,943
6/30/2024	$979,306	$900,530
9/30/2024	$1,029,284	$947,322
12/31/2024	$1,003,138	$918,318
3/31/2025	$1,030,041	$943,856
6/30/2025	$1,050,302	$955,247
9/30/2025	$1,075,371	$974,638
12/31/2025	$1,087,109	$985,362
3/31/2026	$1,087,353	$984,899

Average Annual Return [Table Text Block]
Table Summary
Class	1 Year	5 Years	Since Inception 12/15/2020
R6 Class	5.56%	1.80%	1.60%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	(0.29%)

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.
AssetsNet	$ 247,774,423
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 251,980
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Total Net Assets	$247,774,423
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$251,980

Holdings [Text Block]

Asset allocation

Table Summary
Corporate Bonds	43.9%
Government and Agency Securities	21.6%
Collateralized Mortgage Obligations	13.3%
Asset Backed Securities	10.5%
Mortgage-Backed Securities	4.8%
Bank Loans	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10  holdings

Table Summary
U.S. Treasury Notes, 4.000%, due 01/31/33	2.4%
U.S. Treasury Notes, 3.500%, due 11/30/30	2.4%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
U.S. Treasury Bonds, 5.000%, due 05/15/45	1.9%
U.S. Treasury Notes, 3.875%, due 07/31/30	1.6%
U.S. Treasury Notes, 3.500%, due 02/28/31	1.6%
Wells Fargo & Co., 4.182%, due 01/23/30 (1 day USD SOFR + 0.740%)	1.4%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.3%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.1%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	Phone: 1-800-OAKMARK (625-6275)
Updated Prospectus Web Address	oakmark.com/our-funds/?tab=documents

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